UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2016

Date of reporting period:	January 31, 2016

Item 1. Schedule of Investments:

Putnam Absolute Return 500 Fund

The fund's portfolio
1/31/16 (Unaudited)

COMMON STOCKS (27.8%)(a)
			Shares	Value

Basic materials (0.6%)

Bemis Co., Inc.			11,500	$550,505

Braskem SA Class A (Preference) (Brazil)			31,400	188,409

China Lesso Group Holdings, Ltd. (China)			1,224,000	668,971

Gerdau S.A. (Preference) (Brazil)			574,800	517,346

Graphic Packaging Holding Co.			60,000	681,600

Hyosung Corp. (South Korea)			13,629	1,246,247

Lee & Man Paper Manufacturing, Ltd. (China)			259,000	146,504

PTT Global Chemical PCL (Thailand)			965,200	1,451,886

Sherwin-Williams Co. (The)			3,400	869,278

Sonoco Products Co.			10,200	403,002

				6,723,748
Capital goods (1.8%)

Allison Transmission Holdings, Inc.			47,800	1,137,162

AptarGroup, Inc.			5,000	364,500

Avery Dennison Corp.			23,000	1,400,470

Boeing Co. (The)			20,300	2,438,639

BWX Technologies, Inc.			13,500	404,190

Crown Holdings, Inc.(NON)			12,300	564,324

General Dynamics Corp.			30,200	4,039,854

Lockheed Martin Corp.			1,300	274,300

Northrop Grumman Corp.			20,900	3,867,754

Raytheon Co.			32,500	4,167,800

Waste Management, Inc.			53,200	2,816,940

				21,475,933
Communication services (1.8%)

AT&T, Inc.			54,900	1,979,694

China Mobile, Ltd. (China)			318,500	3,473,430

DISH Network Corp. Class A(NON)			152,200	7,346,694

Globe Telecom, Inc. (Philippines)			22,280	874,482

Juniper Networks, Inc.			113,100	2,669,160

Verizon Communications, Inc.			105,896	5,291,623

				21,635,083
Consumer cyclicals (3.9%)

Automatic Data Processing, Inc.			50,100	4,162,809

AutoZone, Inc.(NON)			4,700	3,606,733

Barloworld, Ltd. (South Africa)			178,811	799,241

Belle International Holdings, Ltd. (China)			686,000	462,901

China Dongxiang Group Co., Ltd. (China)			1,528,000	303,877

CJ E&M Corp. (South Korea)(NON)			10,022	776,971

Clorox Co. (The)			2,500	322,625

Copart, Inc.(NON)			11,500	385,365

Dolby Laboratories, Inc. Class A			6,200	223,262

Dollar General Corp.			52,800	3,963,168

Ecolab, Inc.			5,400	582,498

Gartner, Inc.(NON)			8,200	720,698

Hankook Tire Co., Ltd. (South Korea)			3,914	152,813

Home Depot, Inc. (The)			4,700	591,072

Hyatt Hotels Corp. Class A(NON)			9,200	355,856

Imperial Holdings, Ltd. (South Africa)			16,097	124,744

John Wiley & Sons, Inc. Class A			5,200	217,360

Kia Motors Corp. (South Korea)			40,903	1,562,669

Kimberly-Clark de Mexico SAB de CV Class A (Mexico)			596,146	1,422,842

KOC Holding AS (Turkey)			53,985	216,752

Liberty Media Corp. Class A(NON)			18,100	662,822

MSG Networks, Inc.(NON)			13,700	239,613

News Corp. Class B			15,100	201,585

NIKE, Inc. Class B			77,100	4,780,971

O'Reilly Automotive, Inc.(NON)			8,800	2,295,920

Omnicom Group, Inc.			1,752	128,509

Scotts Miracle-Gro Co. (The) Class A			5,200	357,136

ServiceMaster Global Holdings, Inc.(NON)			23,100	975,051

Sirius XM Holdings, Inc.(NON)			567,900	2,101,230

Target Corp.			57,400	4,156,908

Thomson Reuters Corp. (Canada)			22,700	848,980

Top Glove Corp. Bhd (Malaysia)			372,400	486,932

Truworths International, Ltd. (South Africa)			177,971	1,109,985

Twenty-First Century Fox, Inc.			91,700	2,485,070

Vantiv, Inc. Class A(NON)			41,800	1,966,690

Visteon Corp.			11,700	782,496

Wal-Mart Stores, Inc.			2,700	179,172

World Fuel Services Corp.			8,300	323,285

				45,036,611
Consumer staples (3.3%)

Altria Group, Inc.			84,800	5,182,128

AMBEV SA (Brazil)			325,000	1,516,201

Arca Continental SAB de CV (Mexico)			148,597	892,676

Colgate-Palmolive Co.			47,500	3,207,675

Constellation Brands, Inc. Class A			26,200	3,994,976

Gruma SAB de CV Class B (Mexico)			108,516	1,635,720

Hormel Foods Corp.			19,800	1,592,118

JBS SA (Brazil)			468,771	1,265,745

Kroger Co. (The)			102,100	3,962,501

KT&G Corp. (South Korea)			19,245	1,664,119

LG Household & Health Care, Ltd. (South Korea)			1,979	1,649,272

Match Group, Inc.(NON)			20,600	258,530

McDonald's Corp.			41,700	5,161,626

PepsiCo, Inc.			37,400	3,713,820

Sao Martinho SA (Brazil)			24,742	295,682

Sysco Corp.			56,600	2,253,246

				38,246,035
Energy (1.4%)

Bangchak Petroleum PCL (The) (Thailand)			1,027,600	841,175

Ecopetrol SA ADR (Colombia)			156,996	1,011,054

Exxon Mobil Corp.			92,802	7,224,636

Frank's International NV (Netherlands)			10,800	158,004

Occidental Petroleum Corp.			33,200	2,285,156

Schlumberger, Ltd.			45,000	3,252,150

Thai Oil PCL (Thailand)			569,900	1,024,727

Tupras Turkiye Petrol Rafinerileri AS (Turkey)(NON)			31,110	791,307

				16,588,209
Financials (5.7%)

Agricultural Bank of China, Ltd. (China)			4,523,000	1,617,494

Allied World Assurance Co. Holdings AG			23,500	859,865

American Capital Agency Corp.(R)			127,600	2,178,132

American Financial Group, Inc.			8,300	589,134

Annaly Capital Management, Inc.(R)			51,400	488,300

Aspen Insurance Holdings, Ltd.			10,100	469,751

Assurant, Inc.			4,000	325,240

AvalonBay Communities, Inc.(R)			16,100	2,760,989

Banco Bradesco SA ADR (Brazil)			140,933	644,064

Bank of Communications Co., Ltd. (China)			2,355,000	1,443,609

Broadridge Financial Solutions, Inc.			13,500	723,060

BS Financial Group, Inc. (South Korea)			61,292	463,690

Capital One Financial Corp.			61,700	4,048,754

Care Capital Properties, Inc.(R)			12,100	362,274

Cathay Financial Holding Co., Ltd. (Taiwan)			862,000	945,082

Chimera Investment Corp.(R)			50,600	626,934

China Cinda Asset Management Co., Ltd. (China)			3,618,000	1,139,969

China Construction Bank Corp. (China)			2,349,000	1,447,349

China Merchants Bank Co., Ltd. (China)			373,500	726,208

Chongqing Rural Commercial Bank Co., Ltd. (China)			2,456,000	1,257,600

CITIC, Ltd. (China)			519,000	738,507

CoreLogic, Inc.(NON)			11,100	396,270

DAMAC Properties Dubai Co. PJSC (United Arab Emirates)(NON)			1,506,971	956,316

Discover Financial Services			7,400	338,846

Dubai Islamic Bank PJSC (United Arab Emirates)			301,365	475,534

Endurance Specialty Holdings, Ltd.			6,800	421,124

Equity Commonwealth(NON)(R)			13,800	371,082

Everest Re Group, Ltd.			4,336	775,884

Four Corners Property Trust, Inc.(R)			18,200	307,580

Hanover Insurance Group, Inc. (The)			1,600	130,384

Hyundai Marine & Fire Insurance Co., Ltd. (South Korea)			35,461	961,619

Industrial & Commercial Bank of China, Ltd. (China)			1,021,000	535,497

Industrial Bank of Korea (South Korea)			147,191	1,422,129

Liberty Holdings, Ltd. (South Africa)			130,967	924,596

Macquarie Mexico Real Estate Management SA de CV (Mexico)(R)			276,774	327,317

MFA Financial, Inc.(R)			66,600	422,910

MMI Holdings, Ltd. (South Africa)			210,741	301,879

Moscow Exchange MICEX-RTS OAO (Russia)			1,083,658	1,383,227

People's Insurance Co. Group of China, Ltd. (China)			3,143,000	1,267,969

PICC Property & Casualty Co., Ltd. (China)			210,000	361,043

PNC Financial Services Group, Inc. (The)			39,600	3,431,340

Popular, Inc. (Puerto Rico)			16,100	404,754

Porto Seguro SA (Brazil)			28,271	184,972

ProAssurance Corp.			6,600	330,792

Public Storage(R)			4,500	1,141,020

Reinsurance Group of America, Inc.			5,400	454,842

RenaissanceRe Holdings, Ltd.			6,562	739,209

RMB Holdings, Ltd. (South Africa)			283,041	1,008,795

Sberbank of Russia PJSC ADR (Russia)			307,240	1,699,467

Shinhan Financial Group Co., Ltd. (South Korea)			14,973	480,743

SLM Corp.(NON)			102,900	658,560

Starwood Property Trust, Inc.(R)			55,900	1,064,336

Synchrony Financial(NON)			135,100	3,839,542

Taishin Financial Holding Co., Ltd. (Taiwan)			3,680,000	1,197,786

TCF Financial Corp.			27,400	329,074

Two Harbors Investment Corp.(R)			66,800	507,680

U.S. Bancorp			38,500	1,542,310

Validus Holdings, Ltd.			14,400	637,056

Voya Financial, Inc.			44,100	1,348,578

Wells Fargo & Co.			126,700	6,364,141

XL Group PLC			72,400	2,625,224

				65,927,432
Health care (3.0%)

AmerisourceBergen Corp.			39,700	3,555,532

Bio-Rad Laboratories, Inc.(NON)			2,700	344,547

Cardinal Health, Inc.			37,874	3,081,807

Charles River Laboratories International, Inc.(NON)			4,200	311,766

DaVita HealthCare Partners, Inc.(NON)			25,900	1,738,408

Johnson & Johnson			69,300	7,237,692

McKesson Corp.			21,800	3,509,364

MEDNAX, Inc.(NON)			9,500	659,870

Merck & Co., Inc.			37,900	1,920,393

PerkinElmer, Inc.			16,400	792,448

Pfizer, Inc.			177,900	5,424,171

Richter Gedeon Nyrt (Hungary)			80,612	1,572,935

Thermo Fisher Scientific, Inc.			30,900	4,080,654

Waters Corp.(NON)			7,900	957,559

				35,187,146
Technology (4.4%)

Accenture PLC Class A			35,900	3,788,886

Amdocs, Ltd.			18,300	1,001,742

Apple, Inc.			35,213	3,427,633

Brocade Communications Systems, Inc.			77,000	614,460

Cisco Systems, Inc.			211,500	5,031,585

Computer Sciences Corp.			15,000	481,050

CSRA, Inc.			17,100	457,938

DST Systems, Inc.			15,900	1,676,019

eBay, Inc.(NON)			151,700	3,558,882

Fidelity National Information Services, Inc.			15,300	913,869

Fiserv, Inc.(NON)			24,700	2,335,632

Genpact, Ltd.(NON)			17,600	420,992

Gentex Corp.			10,900	149,221

Hon Hai Precision Industry Co., Ltd. (Taiwan)			995,000	2,333,378

Honeywell International, Inc.			1,500	154,800

Ingram Micro, Inc. Class A			20,600	580,920

Leidos Holdings, Inc.			10,100	465,812

Maxim Integrated Products, Inc.			106,100	3,543,740

Microsoft Corp.			32,319	1,780,454

NetEase, Inc. ADR (China)			9,392	1,466,467

Paychex, Inc.			64,400	3,082,184

Pegatron Corp. (Taiwan)			776,000	1,772,315

Radiant Opto-Electronics Corp. (Taiwan)			709,000	1,398,357

Samsung Electronics Co., Ltd. (South Korea)			4,973	4,800,493

Synopsys, Inc.(NON)			17,800	763,620

Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)			70,037	1,565,327

Tencent Holdings, Ltd. (China)			69,800	1,318,667

WNS Holdings, Ltd. ADR (India)(NON)			35,386	1,015,224

Xilinx, Inc.			17,600	884,752

				50,784,419
Transportation (0.7%)

China Southern Airlines Co., Ltd. (China)			2,168,000	1,305,951

OHL Mexico SAB de CV (Mexico)(NON)			253,767	237,709

Southwest Airlines Co.			3,000	112,860

TAV Havalimanlari Holding AS (Turkey)			35,028	208,010

Turk Hava Yollari AO (Turkey)(NON)			482,889	1,198,278

United Parcel Service, Inc. Class B			46,086	4,295,215

Yangzijiang Shipbuilding Holdings, Ltd. (China)			1,866,300	1,229,642

				8,587,665
Utilities and power (1.2%)

AK Transneft OAO (Preference) (Russia)(NON)			366	920,825

American Electric Power Co., Inc.			27,300	1,664,481

American Water Works Co., Inc.			11,200	726,992

China Resources Power Holdings Co., Ltd. (China)			224,000	381,986

Huadian Power International Corp., Ltd. (China)			1,644,000	975,444

Huaneng Power International, Inc. (China)			660,000	537,069

Korea Electric Power Corp. (South Korea)			42,192	1,858,360

PG&E Corp.			42,500	2,333,675

Southern Co. (The)			83,800	4,099,496

				13,498,328

Total common stocks (cost $325,966,862)				$323,690,609

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (18.7%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.7%)

Government National Mortgage Association Pass-Through Certificates
4.687s, June 20, 2045			$170,854	$192,769
4.654s, June 20, 2045			738,432	833,067
4.554s, May 20, 2045			365,930	411,436
4.524s, June 20, 2065			387,654	433,987
4.516s, June 20, 2045			361,602	404,742
4.468s, May 20, 2065			736,321	820,663
4.413s, June 20, 2065			180,942	201,734
3 1/2s, TBA, February 1, 2046			4,000,000	4,218,750

				7,517,148
U.S. Government Agency Mortgage Obligations (18.0%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
3 1/2s, with due dates from August 1, 2043 to October 1, 2045			1,837,116	1,931,541
3s, March 1, 2043			778,306	795,574

Federal National Mortgage Association Pass-Through Certificates
5 1/2s, January 1, 2038			867,157	975,621
5 1/2s, TBA, March 1, 2046			2,000,000	2,232,188
5 1/2s, TBA, February 1, 2046			2,000,000	2,232,188
4 1/2s, TBA, February 1, 2046			2,000,000	2,174,062
4s, January 1, 2041			1,764,191	1,893,336
4s, May 1, 2044(FWC)			2,519,648	2,715,118
3 1/2s, July 1, 2043			808,143	847,760
3 1/2s, TBA, March 1, 2046			5,000,000	5,221,875
3 1/2s, TBA, February 1, 2046			7,000,000	7,330,996
3s, TBA, March 1, 2046			87,000,000	88,587,071
3s, TBA, February 1, 2046			91,000,000	92,869,767

				209,807,097

Total U.S. government and agency mortgage obligations (cost $214,845,422)				$217,324,245

MORTGAGE-BACKED SECURITIES (10.7%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (5.5%)

Federal Home Loan Mortgage Corporation
IFB Ser. 2990, Class LB, 15.858s, 2034			$110,562	$142,844
IFB Ser. 3232, Class KS, IO, 5 7/8s, 2036			575,887	90,342
IFB Ser. 4104, Class S, IO, 5.675s, 2042			514,609	112,860
IFB Ser. 3116, Class AS, IO, 5.675s, 2034			255,184	7,119
IFB Ser. 4087, Class SA, IO, 5 5/8s, 2039			4,606,867	541,992
IFB Ser. 3852, Class NT, 5.575s, 2041			2,016,485	2,071,490
Ser. 4122, Class TI, IO, 4 1/2s, 2042			1,189,390	186,972
Ser. 4462, IO, 4s, 2045			1,517,056	278,167
Ser. 4425, IO, 4s, 2045			7,376,111	1,014,805
Ser. 4452, Class QI, IO, 4s, 2044			3,734,436	616,620
Ser. 4355, Class DI, IO, 4s, 2044			4,422,678	409,540
Ser. 4193, Class PI, IO, 4s, 2043			2,373,438	366,271
Ser. 4121, Class MI, IO, 4s, 2042			1,497,745	325,160
Ser. 4116, Class MI, IO, 4s, 2042			2,931,655	505,581
Ser. 4213, Class GI, IO, 4s, 2041			902,754	115,101
Ser. 4013, Class AI, IO, 4s, 2039			2,649,555	288,196
Ser. 4501, Class BI, IO, 3 1/2s, 2043			4,019,264	571,489
Ser. 303, Class C18, IO, 3 1/2s, 2043			2,096,199	381,541
Ser. 4141, Class IM, IO, 3 1/2s, 2042			1,240,311	205,965
Ser. 4121, Class AI, IO, 3 1/2s, 2042			3,838,111	719,635
Ser. 4136, Class IW, IO, 3 1/2s, 2042			2,481,998	333,981
Ser. 4166, Class PI, IO, 3 1/2s, 2041			1,968,813	270,635
Ser. 4097, Class PI, IO, 3 1/2s, 2040			3,149,062	364,794
Ser. 304, Class C37, IO, 3 1/2s, 2027			887,815	98,529
Ser. 4150, Class DI, IO, 3s, 2043			1,843,183	228,958
Ser. 4158, Class TI, IO, 3s, 2042			4,525,419	536,669
Ser. 4165, Class TI, IO, 3s, 2042			3,896,569	425,505
Ser. 4183, Class MI, IO, 3s, 2042			1,750,152	191,467
Ser. 4206, Class IP, IO, 3s, 2041			2,894,768	312,882
Ser. 4433, Class DI, IO, 3s, 2032			3,754,754	343,072
Ser. 4179, Class EI, IO, 3s, 2030			3,123,703	316,873
Ser. 304, Class C45, IO, 3s, 2027			1,605,217	162,054
Ser. 3939, Class EI, IO, 3s, 2026			3,143,883	232,488
FRB Ser. 8, Class A9, IO, 0.469s, 2028			202,690	2,787
FRB Ser. 59, Class 1AX, IO, 0.273s, 2043(F)			494,653	5,927
Ser. 48, Class A2, IO, 0.212s, 2033(F)			734,254	7,015
Ser. 315, PO, zero %, 2043			2,830,160	2,271,424
Ser. 3206, Class EO, PO, zero %, 2036			33,556	30,373
Ser. 3175, Class MO, PO, zero %, 2036			29,884	26,164

Federal National Mortgage Association
IFB Ser. 05-74, Class NK, 25.368s, 2035			64,048	102,704
IFB Ser. 11-4, Class CS, 12.047s, 2040			721,587	891,786
IFB Ser. 12-56, Class SG, IO, 5.574s, 2039			4,512,381	534,947
IFB Ser. 13-103, Class SK, IO, 5.494s, 2043			950,225	259,007
IFB Ser. 13-101, Class SE, IO, 5.474s, 2043			1,263,977	328,441
Connecticut Avenue Securities FRB Ser. 15-C03, Class 1M2, 5.427s, 2025			600,000	573,511
Ser. 397, Class 2, IO, 5s, 2039			27,764	5,182
Connecticut Avenue Securities FRB Ser. 15-C01, Class 2M2, 4.977s, 2025			170,000	165,971
Ser. 15-4, IO, 4 1/2s, 2045			1,862,746	360,590
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, 4.427s, 2025			592,000	544,098
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, 4.427s, 2025			134,000	123,942
Ser. 421, Class C6, IO, 4s, 2045			3,265,741	552,315
Ser. 14-47, Class IP, IO, 4s, 2044			2,696,318	348,356
Ser. 418, Class C24, IO, 4s, 2043			1,601,148	306,445
Ser. 13-44, Class PI, IO, 4s, 2043			749,784	107,928
Ser. 12-124, Class UI, IO, 4s, 2042			3,316,862	579,124
Ser. 12-118, Class PI, IO, 4s, 2042			2,739,234	475,963
Ser. 13-11, Class IP, IO, 4s, 2042			2,577,735	432,495
Ser. 12-96, Class PI, IO, 4s, 2041			1,479,129	206,541
Ser. 12-22, Class CI, IO, 4s, 2041			2,662,748	382,029
Ser. 12-62, Class MI, IO, 4s, 2041			2,185,744	287,581
Ser. 409, Class C16, IO, 4s, 2040			475,715	75,079
Ser. 12-104, Class HI, IO, 4s, 2027			2,762,040	337,362
Ser. 417, Class C24, IO, 3 1/2s, 2042			1,898,666	351,623
Ser. 12-118, Class IC, IO, 3 1/2s, 2042			4,479,219	776,724
Ser. 12-136, Class PI, IO, 3 1/2s, 2042			1,731,906	179,025
Ser. 14-10, IO, 3 1/2s, 2042			1,451,768	175,250
Ser. 12-101, Class PI, IO, 3 1/2s, 2040			2,015,822	221,722
Ser. 14-76, IO, 3 1/2s, 2039			4,199,181	510,339
Ser. 12-110, Class BI, IO, 3 1/2s, 2039			2,330,315	231,306
Ser. 13-21, Class AI, IO, 3 1/2s, 2033			2,535,628	431,821
Ser. 12-151, Class PI, IO, 3s, 2043			1,798,907	214,969
Ser. 13-1, Class MI, IO, 3s, 2043			3,704,917	364,675
Ser. 13-8, Class NI, IO, 3s, 2042			3,557,455	422,193
Ser. 6, Class BI, IO, 3s, 2042			3,103,482	275,589
Ser. 13-35, Class IP, IO, 3s, 2042			2,858,522	284,289
Ser. 13-23, Class PI, IO, 3s, 2041			5,082,323	405,417
Ser. 13-31, Class NI, IO, 3s, 2041			4,058,598	341,923
Ser. 13-7, Class EI, IO, 3s, 2040			2,135,093	296,644
Ser. 12-100, Class WI, IO, 3s, 2027			6,157,758	604,053
FRB Ser. 03-W10, Class 1, IO, 0.753s, 2043(F)			161,488	2,658
Ser. 98-W5, Class X, IO, 0.629s, 2028			374,719	18,268
Ser. 98-W2, Class X, IO, 0.058s, 2028			1,240,515	60,475

Government National Mortgage Association
Ser. 09-79, Class IC, IO, 6s, 2039			3,358,594	650,728
IFB Ser. 13-129, Class SN, IO, 5.724s, 2043			632,592	108,085
IFB Ser. 13-99, Class VS, IO, 5.675s, 2043			770,732	144,905
IFB Ser. 11-70, Class SH, IO, 5.465s, 2041			1,454,071	251,615
Ser. 14-182, Class KI, IO, 5s, 2044			2,960,153	588,683
Ser. 14-133, Class IP, IO, 5s, 2044			3,040,256	562,447
Ser. 14-122, Class IC, IO, 5s, 2044			1,505,198	295,320
Ser. 14-163, Class NI, IO, 5s, 2044			1,721,177	322,065
Ser. 14-25, Class QI, IO, 5s, 2044			2,739,421	472,331
Ser. 14-2, Class IC, IO, 5s, 2044			3,944,036	838,490
Ser. 13-3, Class IT, IO, 5s, 2043			1,145,678	215,552
Ser. 11-116, Class IB, IO, 5s, 2040			521,757	20,947
Ser. 10-35, Class UI, IO, 5s, 2040(F)			1,079,212	200,778
Ser. 10-20, Class UI, IO, 5s, 2040			800,879	140,554
Ser. 10-9, Class UI, IO, 5s, 2040			3,425,025	643,446
Ser. 09-121, Class UI, IO, 5s, 2039			1,686,698	316,391
Ser. 14-3, Class IP, IO, 4 1/2s, 2043			2,183,358	367,677
Ser. 11-18, Class PI, IO, 4 1/2s, 2040			70,374	8,269
Ser. 10-35, Class AI, IO, 4 1/2s, 2040			1,483,294	256,625
Ser. 10-35, Class QI, IO, 4 1/2s, 2040			759,569	127,709
Ser. 13-151, Class IB, IO, 4 1/2s, 2040			942,969	155,848
Ser. 10-9, Class QI, IO, 4 1/2s, 2040			689,607	116,575
Ser. 09-121, Class CI, IO, 4 1/2s, 2039			2,277,124	498,831
Ser. 10-103, Class DI, IO, 4 1/2s, 2038			1,931,069	108,578
Ser. 15-186, Class AI, IO, 4s, 2045			6,914,403	1,120,894
Ser. 15-99, Class LI, IO, 4s, 2045			2,747,262	312,033
Ser. 15-53, Class MI, IO, 4s, 2045			2,633,376	591,027
Ser. 15-40, IO, 4s, 2045			946,869	201,409
Ser. 15-40, Class KI, IO, 4s, 2044			2,408,436	497,891
Ser. 14-149, Class IP, IO, 4s, 2044			1,853,990	288,754
Ser. 13-24, Class PI, IO, 4s, 2042			1,237,347	184,993
Ser. 12-138, Class AI, IO, 4s, 2042			1,756,430	335,914
Ser. 12-47, Class CI, IO, 4s, 2042			1,898,189	305,391
Ser. 14-104, IO, 4s, 2042			2,905,650	490,706
Ser. 12-50, Class PI, IO, 4s, 2041			1,322,652	182,129
Ser. 14-133, Class AI, IO, 4s, 2036			3,629,407	369,982
Ser. 15-64, Class PI, IO, 3 1/2s, 2045			4,754,927	578,199
Ser. 15-20, Class PI, IO, 3 1/2s, 2045			4,214,831	615,972
Ser. 15-24, Class CI, IO, 3 1/2s, 2045			1,223,856	247,955
Ser. 15-24, Class IA, IO, 3 1/2s, 2045			1,471,769	241,907
Ser. 13-102, Class IP, IO, 3 1/2s, 2043			1,699,307	149,060
Ser. 13-76, IO, 3 1/2s, 2043			1,351,363	155,569
Ser. 13-79, Class PI, IO, 3 1/2s, 2043			3,011,123	353,566
Ser. 13-100, Class MI, IO, 3 1/2s, 2043			2,407,396	241,221
Ser. 13-37, Class JI, IO, 3 1/2s, 2043			1,495,215	164,130
Ser. 12-145, IO, 3 1/2s, 2042			1,514,461	256,390
Ser. 13-14, IO, 3 1/2s, 2042			4,280,817	487,114
Ser. 13-27, Class PI, IO, 3 1/2s, 2042			707,606	75,905
Ser. 12-92, Class AI, IO, 3 1/2s, 2042			848,689	91,179
Ser. 13-37, Class LI, IO, 3 1/2s, 2042			1,258,802	137,693
Ser. 12-141, Class WI, IO, 3 1/2s, 2041			3,232,880	311,682
Ser. 15-36, Class GI, IO, 3 1/2s, 2041			1,782,355	225,842
Ser. 12-71, Class JI, IO, 3 1/2s, 2041			1,110,927	83,142
Ser. 13-90, Class HI, IO, 3 1/2s, 2040			3,926,821	207,375
Ser. 13-79, Class XI, IO, 3 1/2s, 2039			3,111,744	398,174
Ser. 183, Class AI, IO, 3 1/2s, 2039			2,906,195	329,475
Ser. 15-118, Class EI, IO, 3 1/2s, 2039			4,113,902	477,438
Ser. 15-124, Class NI, IO, 3 1/2s, 2039			3,719,756	446,311
Ser. 15-138, Class AI, IO, 3 1/2s, 2039			1,600,413	193,460
Ser. 15-96, Class NI, IO, 3 1/2s, 2039			4,327,210	486,378
Ser. 15-82, Class GI, IO, 3 1/2s, 2038			7,202,291	836,186
Ser. 15-124, Class DI, IO, 3 1/2s, 2038			4,559,865	650,018
Ser. 15-24, Class IC, IO, 3 1/2s, 2037			1,928,650	266,588
Ser. 14-115, Class QI, IO, 3s, 2029			2,246,896	210,646
Ser. 13-H08, IO, 2.926s, 2063			4,543,447	383,467
Ser. 15-H20, Class CI, IO, 2.256s, 2065			8,973,135	1,103,415
FRB Ser. 15-H16, Class XI, IO, 2.23s, 2065			4,547,479	593,901
Ser. 15-H25, Class BI, IO, 2.227s, 2065			8,411,892	1,035,504
Ser. 15-H24, Class HI, IO, 2.019s, 2065			10,302,012	881,852
Ser. 15-H09, Class AI, IO, 1.997s, 2065			6,145,204	703,626
Ser. 15-H15, Class JI, IO, 1.937s, 2065			5,821,306	702,050
Ser. 16-H02, Class BI, IO, 1.918s, 2065			10,491,000	1,124,504
Ser. 15-H19, Class NI, IO, 1.909s, 2065			7,055,806	846,697
Ser. 15-H25, Class EI, IO, 1.843s, 2065			6,286,027	675,748
Ser. 15-H18, Class IA, IO, 1.827s, 2065			3,617,755	327,045
Ser. 15-H10, Class CI, IO, 1.805s, 2065			6,596,089	719,386
Ser. 15-H26, Class GI, IO, 1.793s, 2065			5,273,228	589,020
Ser. 15-H26, Class EI, IO, 1.714s, 2065			4,897,210	521,063
Ser. 15-H09, Class BI, IO, 1.697s, 2065			9,223,731	922,373
Ser. 15-H10, Class EI, IO, 1.639s, 2065(F)			6,305,296	471,206
Ser. 15-H24, Class BI, IO, 1.617s, 2065			9,543,294	683,300
Ser. 15-H25, Class AI, IO, 1.614s, 2065			9,116,969	843,320
Ser. 15-H14, Class BI, IO, 1.592s, 2065(F)			6,560,498	480,029
Ser. 15-H26, Class CI, IO, 0.578s, 2065			14,781,219	424,221

GSMPS Mortgage Loan Trust 144A
FRB Ser. 98-4, IO, 1.147s, 2026			70,505	—
FRB Ser. 98-2, IO, 1.043s, 2027			43,609	—
FRB Ser. 99-2, IO, 0.84s, 2027			99,679	872
FRB Ser. 98-3, IO, zero %, 2027(F)			50,155	—

				64,508,393
Commercial mortgage-backed securities (2.9%)

Banc of America Commercial Mortgage Trust FRB Ser. 07-1, Class XW, IO, 0.504s, 2049			2,545,349	12,120

Banc of America Commercial Mortgage Trust 144A FRB Ser. 08-1, Class C, 6.467s, 2051			1,000,000	983,840

Banc of America Merrill Lynch Commercial Mortgage, Inc.
FRB Ser. 05-5, Class D, 5.56s, 2045			347,316	347,242
FRB Ser. 05-1, Class C, 5.516s, 2042			292,000	274,153
Ser. 05-3, Class AJ, 4.767s, 2043			225,000	208,739

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A FRB Ser. 04-4, Class XC, IO, 0.256s, 2042			155,020	163

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 06-PW11, Class AJ, 5.638s, 2039			596,000	594,883
Ser. 05-PWR7, Class D, 5.304s, 2041			375,000	375,000
Ser. 05-PWR9, Class C, 5.055s, 2042			215,000	215,000

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.638s, 2039			3,084,000	3,084,000
FRB Ser. 06-PW11, Class C, 5.638s, 2039			320,000	320,000

CD Mortgage Trust 144A FRB Ser. 07-CD5, Class E, 6.323s, 2044			250,000	239,360

Citigroup Commercial Mortgage Trust FRB Ser. 06-C4, Class B, 6.033s, 2049			703,000	701,306

Citigroup Commercial Mortgage Trust 144A FRB Ser. 13-GC11, Class E, 4.604s, 2046			1,041,000	871,562

COMM Mortgage Pass-Through Certificates 144A Ser. 12-CR3, Class F, 4 3/4s, 2045			725,000	563,363

COMM Mortgage Trust FRB Ser. 07-C9, Class D, 5.989s, 2049			300,000	277,500

COMM Mortgage Trust 144A
Ser. 12-LC4, Class E, 4 1/4s, 2044			452,000	395,484
FRB Ser. 14-UBS6, Class D, 4.115s, 2047			387,000	318,118
FRB Ser. 07-C9, Class AJFL, 1.114s, 2049			140,000	134,627

Credit Suisse First Boston Mortgage Securities Corp. Ser. 05-C3, Class B, 4.882s, 2037			203,000	202,391

Credit Suisse First Boston Mortgage Securities Corp. 144A FRB Ser. 03-C3, Class AX, IO, 2.188s, 2038			186,468	24

GE Capital Commercial Mortgage Corp. Trust FRB Ser. 06-C1, Class AJ, 5.64s, 2044			1,921,000	1,882,580

GE Commercial Mortgage Corp. Trust Ser. 07-C1, Class A3, 5.481s, 2049			222,715	222,923

GS Mortgage Securities Corp. II 144A
FRB Ser. 13-GC10, Class D, 4.557s, 2046			291,000	264,638
FRB Ser. 13-GC10, Class E, 4.557s, 2046			850,000	693,804

GS Mortgage Securities Trust 144A
FRB Ser. 13-GC16, Class D, 5.493s, 2046			488,000	437,272
FRB Ser. 06-GG8, Class X, IO, 0.781s, 2039			33,289,980	19,308

JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C14, Class E, 4.714s, 2046			675,000	584,145
FRB Ser. 13-C12, Class E, 4.222s, 2045			800,000	586,960

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.284s, 2051			453,000	457,983
FRB Ser. 06-LDP7, Class B, 6.106s, 2045			556,000	272,440
Ser. 06-LDP6, Class AJ, 5.565s, 2043			24,000	23,949
FRB Ser. 05-LDP2, Class D, 4.941s, 2042			850,000	866,210

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class C, 6.384s, 2051			501,000	480,574
FRB Ser. 12-C6, Class F, 5.365s, 2045			334,000	303,639
FRB Ser. 13-C13, Class D, 4.189s, 2046			82,000	71,233
Ser. 13-C13, Class E, 3.986s, 2046			494,000	378,651
Ser. 13-C10, Class E, 3 1/2s, 2047			354,000	250,667
Ser. 12-C6, Class G, 2.972s, 2045			366,000	265,972

JPMorgan Chase Commercial Mortgage Securities Trust Pass-Through Certificates 144A Ser. 01-C1, Class H, 5.626s, 2035			176,288	177,095

Key Commercial Mortgage Securities Trust 144A FRB Ser. 07-SL1, Class A2, 5.823s, 2040			25,204	25,159

LB-UBS Commercial Mortgage Trust
Ser. 06-C6, Class D, 5.502s, 2039			640,000	637,869
FRB Ser. 06-C6, Class C, 5.482s, 2039			1,016,000	950,976
FRB Ser. 07-C2, Class XW, IO, 0.739s, 2040			2,053,789	11,732

Merrill Lynch Mortgage Trust
FRB Ser. 05-CIP1, Class C, 5.706s, 2038			351,000	321,934
FRB Ser. 05-CKI1, Class B, 5.686s, 2037			2,602	2,602
Ser. 04-KEY2, Class D, 5.046s, 2039			250,000	248,032

Merrill Lynch Mortgage Trust 144A FRB Ser. 05-MCP1, Class XC, IO, 0.039s, 2043			847,301	6

ML-CFC Commercial Mortgage Trust Ser. 06-3, Class AJ, 5.485s, 2046			224,000	224,092

Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C11, Class E, 4.561s, 2046			600,000	548,760
FRB Ser. 13-C11, Class F, 4.561s, 2046			696,000	591,048
FRB Ser. 12-C6, Class G, 4 1/2s, 2045			1,814,000	1,439,082
Ser. 13-C13, Class F, 3.707s, 2046			1,285,000	905,448

Morgan Stanley Capital I Trust
FRB Ser. 06-HQ8, Class C, 5.683s, 2044			950,000	946,537
Ser. 07-HQ11, Class D, 5.587s, 2044			238,000	216,028
Ser. 07-HQ11, Class C, 5.558s, 2044			861,000	860,354
Ser. 06-HQ10, Class B, 5.448s, 2041			1,213,000	1,169,714

Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 5.246s, 2043			255,889	256,401

UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 13-C6, Class D, 4.493s, 2046			58,000	53,336

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 6.197s, 2045			638,000	636,724
FRB Ser. 06-C23, Class F, 5.789s, 2045			578,000	575,694
FRB Ser. 06-C29, IO, 0.527s, 2048			35,848,879	73,849

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-C21, Class E, 5.476s, 2044			1,487,000	1,487,000
FRB Ser. 07-C31, IO, 0.385s, 2047			54,563,513	110,832

Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.434s, 2046			314,000	265,685

WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class E, 5.265s, 2044			321,000	325,205
Ser. 12-C6, Class E, 5s, 2045			412,000	368,188
Ser. 11-C4, Class F, 5s, 2044			504,000	499,162
Ser. 11-C3, Class E, 5s, 2044			367,000	339,177
FRB Ser. 12-C10, Class E, 4.603s, 2045			316,000	238,185
Ser. 13-C12, Class E, 3 1/2s, 2048			561,000	445,827
Ser. 13-C14, Class E, 3 1/4s, 2046			574,000	429,857

				33,563,413
Residential mortgage-backed securities (non-agency) (2.3%)

BCAP, LLC Trust 144A
FRB Ser. 14-RR1, Class 2A2, 2.51s, 2036			350,000	279,144
FRB Ser. 15-RR5, Class 2A3, 1.326s, 2046			440,000	329,956
FRB Ser. 15-RR6, Class 3A2, 1.196s, 2046			239,000	196,817
FRB Ser. 14-RR2, Class 4A3, 0.691s, 2036			525,000	390,799
FRB Ser. 12-RR5, Class 4A8, 0.592s, 2035			1,981,645	1,809,338

Bear Stearns Alt-A Trust
FRB Ser. 04-3, Class B, 3.352s, 2034			232,719	226,201
FRB Ser. 04-6, Class M2, 2.152s, 2034			845,111	683,188

Countrywide Alternative Loan Trust
FRB Ser. 05-27, Class 2A1, 1.635s, 2035			411,139	335,698
FRB Ser. 05-27, Class 1A6, 1.247s, 2035(F)			582,389	439,703
FRB Ser. 06-OA7, Class 1A2, 1.225s, 2046			1,949,438	1,549,803
FRB Ser. 05-38, Class A3, 0.777s, 2035			1,960,250	1,568,333
FRB Ser. 05-59, Class 1A1, 0.756s, 2035			674,224	539,379
FRB Ser. 06-OC2, Class 2A3, 0.717s, 2036(F)			205,052	183,521
FRB Ser. 06-OA2, Class A1, 0.636s, 2046(F)			801,181	592,874
FRB Ser. 06-OA10, Class 4A1, 0.617s, 2046			4,966,891	3,700,334
FRB Ser. 06-OC10, Class 2A2A, 0.607s, 2036(F)			517,966	492,068

Countrywide Home Loan Mortgage Pass-Through Trust FRB Ser. 06-OA5, Class 2A1, 0.627s, 2046			1,028,819	793,558

CSMC Trust 144A
FRB Ser. 11-6R, Class 3A7, 3.005s, 2036			750,000	375,000
FRB Ser. 13-2R, Class 4A2, 2.626s, 2036(F)			495,503	398,880

Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt Notes FRB Ser. 15-DN1, Class B, 11.927s, 2025			962,634	981,502
Structured Agency Credit Risk Debt Notes FRB Ser. 15-DNA1, Class B, 9.627s, 2027			249,924	272,312
Structured Agency Credit Risk Debt Notes FRB Ser. 15-DNA2, Class B, 7.977s, 2027			554,000	500,539
Structured Agency Credit Risk Debt Notes FRB Ser. 15-HQA2, Class B, 10.927s, 2028			587,000	586,119
Structured Agency Credit Risk Debt Notes FRB Ser. 16-DNA1, Class B, 10.425s, 2028			1,110,000	1,083,249
Structured Agency Credit Risk Debt Notes FRB Ser. 15-DNA3, Class B, 9.777s, 2028			978,000	924,168

Federal National Mortgage Association Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, 6.127s, 2028			282,000	276,388

GSAA Home Equity Trust
FRB Ser. 05-9, Class M3, 0.957s, 2035			1,154,000	776,546
FRB Ser. 05-9, Class M1, 0.907s, 2035			725,000	564,123

MortgageIT Trust FRB Ser. 04-1, Class M2, 1.432s, 2034			276,205	237,493

Nationstar HECM Loan Trust 144A Ser. 15-1A, Class A, 3.844s, 2018			269,995	269,320

Nomura Resecuritization Trust 144A
FRB Ser. 10-6RA, Class 1A6, 2.65s, 2036			115,849	102,526
FRB Ser. 15-1R, Class 6A9, 0.656s, 2047			1,503,232	894,423
FRB Ser. 15-4R, Class 1A14, 0.634s, 2047			950,000	475,000

Structured Asset Mortgage Investments II Trust FRB Ser. 06-AR7, Class A11, 0.727s, 2036			896,848	389,996

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 04-AR13, Class A1B2, 1.407s, 2034			436,854	407,891
FRB Ser. 05-AR13, Class A1C3, 0.917s, 2045			1,426,746	1,155,775
FRB Ser. 05-AR9, Class A1B, 0.807s, 2045			974,856	876,834

Wells Fargo Mortgage Backed Securities Trust FRB Ser. 06-AR6, Class 7A2, 2.76s, 2036			476,903	453,361

				26,112,159

Total mortgage-backed securities (cost $129,381,619)				$124,183,965

SENIOR LOANS (5.7%)(a)(c)
			Principal amount	Value

Basic materials (0.3%)

AIlnex Luxembourg & CY SCA bank term loan FRN Ser. B1, 4 1/2s, 2019 (Luxembourg)			$456,372	$450,096

AIlnex Luxembourg & CY SCA bank term loan FRN Ser. B2, 4 1/2s, 2019 (Luxembourg)			236,789	233,533

Builders FirstSource, Inc. bank term loan FRN Ser. B, 6s, 2022			1,531,482	1,498,938

Ineos US Finance, LLC bank term loan FRN 3 3/4s, 2018			414,796	401,938

KP Germany Erste GmbH bank term loan FRN 5s, 2020 (Germany)			697,096	694,191

KP Germany Erste GmbH bank term loan FRN 5s, 2020 (Germany)			297,904	296,663

				3,575,359
Capital goods (0.3%)

Generac Power Systems, Inc. bank term loan FRN Ser. B, 3 1/2s, 2020			396,250	385,848

Reynolds Group Holdings, Inc. bank term loan FRN Ser. B, 4 1/2s, 2018			573,165	570,140

Terex Corp. bank term loan FRN Ser. B, 4 1/2s, 2022			1,000,000	975,000

TransDigm, Inc. bank term loan FRN Ser. C, 3 3/4s, 2020			434,575	423,891

TransDigm, Inc. bank term loan FRN Ser. D, 3 3/4s, 2021			788,000	762,554

				3,117,433
Communication services (0.6%)

Asurion, LLC bank term loan FRN 8 1/2s, 2021			480,000	403,560

Asurion, LLC bank term loan FRN Ser. B1, 5s, 2019			726,697	683,276

Asurion, LLC bank term loan FRN Ser. B2, 4 1/4s, 2020			975,000	886,031

Asurion, LLC bank term loan FRN Ser. B4, 5s, 2022			880,575	807,194

Intelsat Jackson Holdings SA bank term loan FRN Ser. B2, 3 3/4s, 2019 (Bermuda)			1,419,814	1,356,810

Level 3 Financing, Inc. bank term loan FRN Ser. B1, 4s, 2020			1,000,000	984,375

Numericable US, LLC bank term loan FRN Ser. B1, 4 1/2s, 2020 (France)			766,995	736,141

Numericable US, LLC bank term loan FRN Ser. B2, 4 1/2s, 2020 (France)			663,555	636,862

Virgin Media Investment Holdings, Ltd. bank term loan FRN Ser. F, 3 1/2s, 2023 (United Kingdom)			1,009,982	987,819

				7,482,068
Consumer cyclicals (2.4%)

Academy, Ltd. bank term loan FRN Ser. B, 5s, 2022			1,880,411	1,802,374

Amaya Holdings BV bank term loan FRN 5s, 2021 (Netherlands)			987,538	907,712

American Casino & Entertainment Properties, LLC bank term loan FRN 4 3/4s, 2022			1,243,750	1,231,313

Bass Pro Group, LLC bank term loan FRN Ser. B, 4s, 2020			411,888	394,382

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 11 1/4s, 2017			849,835	733,691

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B7, 11 3/4s, 2017			562,175	454,659

Caesars Growth Properties Holdings, LLC bank term loan FRN 6 1/4s, 2021			625,475	526,442

Chrysler Group, LLC bank term loan FRN Ser. B, 3 1/2s, 2017			324,003	322,023

CityCenter Holdings, LLC bank term loan FRN Ser. B, 4 1/4s, 2020			864,739	858,974

CPG International, Inc. bank term loan FRN Ser. B, 4 3/4s, 2020			1,155,787	1,080,661

DBP Holding Corp. bank term loan FRN Ser. B, 5 1/4s, 2019			1,590,000	1,361,438

Dollar Tree Stores, Inc. bank term loan FRN Ser. B, 3 1/2s, 2022			191,906	191,221

FCA US, LLC bank term loan FRN Ser. B, 3 1/4s, 2018			786,000	779,712

Golden Nugget, Inc. bank term loan FRN Ser. B, 5 1/2s, 2019			575,750	569,513

Golden Nugget, Inc. bank term loan FRN Ser. DD, 5 1/2s, 2019			246,750	244,077

Jeld-Wen, Inc. bank term loan FRN 5 1/4s, 2021			947,607	938,920

Jeld-Wen, Inc. bank term loan FRN Ser. B, 4 3/4s, 2022			748,125	741,267

Jo-Ann Stores, Inc. bank term loan FRN Ser. B, 4s, 2018			608,179	570,928

Navistar, Inc. bank term loan FRN Ser. B, 6 1/2s, 2020			1,000,000	880,833

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4 1/4s, 2020			1,251,264	1,085,081

PET Acquisition Merger Sub, LLC bank term loan FRN Ser. B1, 5 3/4s, 2023			2,000,000	1,957,778

Realogy Group, LLC bank term loan FRN Ser. B, 3 3/4s, 2020			1,458,975	1,446,817

Sabre GLBL, Inc. bank term loan FRN Ser. B, 4s, 2019			1,212,500	1,196,586

Scientific Games International, Inc. bank term loan FRN Ser. B2, 6s, 2021			1,485,000	1,319,264

Station Casinos, LLC bank term loan FRN Ser. B, 4 1/4s, 2020			1,129,703	1,108,050

Talbots, Inc. (The) bank term loan FRN 9 1/2s, 2021			500,000	466,250

Talbots, Inc. (The) bank term loan FRN 5 1/2s, 2020			744,318	694,077

Travelport Finance Sarl bank term loan FRN Ser. B, 5 3/4s, 2021 (Luxembourg)			736,558	710,962

Tribune Media Co. bank term loan FRN Ser. B, 3 3/4s, 2020			1,003,865	984,206

Univision Communications, Inc. bank term loan FRN 4s, 2020			1,124,375	1,097,202

Yonkers Racing Corp. bank term loan FRN 4 1/4s, 2019			1,319,710	1,286,717

				27,943,130
Consumer staples (0.5%)

CEC Entertainment, Inc. bank term loan FRN Ser. B, 4 1/4s, 2021			422,475	400,999

Del Monte Foods, Inc. bank term loan FRN 4.265s, 2021			940,800	898,464

Hostess Brands, LLC bank term loan FRN 8 1/2s, 2023			885,000	868,406

Landry's, Inc. bank term loan FRN Ser. B, 4s, 2018			1,199,770	1,193,396

Libbey Glass, Inc. bank term loan FRN Ser. B, 3 3/4s, 2021			985,000	950,525

Rite Aid Corp. bank term loan FRN 4 7/8s, 2021			1,000,000	997,813

US Foods, Inc. bank term loan FRN 4 1/2s, 2019			975,000	959,968

				6,269,571
Energy (0.1%)

American Energy-Marcellus, LLC bank term loan FRN 5 1/4s, 2020			460,000	92,000

Fieldwood Energy, LLC bank term loan FRN 8 3/8s, 2020			1,060,000	166,067

Seventy Seven Energy, Inc. bank term loan FRN 3 3/4s, 2021			992,443	560,730

Tervita Corp. bank term loan FRN Ser. B, 6 1/4s, 2018 (Canada)			253,482	193,280

Vantage Drilling International bank term loan FRN Ser. B, 7 1/2s, 2017 (Cayman Islands) (In default)(NON)			886,342	155,996

				1,168,073
Financials (0.4%)

HUB International, Ltd. bank term loan FRN Ser. B, 4s, 2020			982,500	941,972

iStar, Inc. bank term loan FRN Ser. A2, 7s, 2017(R)			677,717	677,717

USI, Inc./NY bank term loan FRN Ser. B, 4 1/4s, 2019			1,455,253	1,424,785

Vantiv, LLC bank term loan FRN Ser. B, 3 3/4s, 2021			252,643	251,695

Walter Investment Management Corp. bank term loan FRN Ser. B, 4 3/4s, 2020			1,395,445	1,079,725

				4,375,894
Health care (0.6%)

AMAG Pharmaceuticals, Inc. bank term loan FRN Ser. B, 4 3/4s, 2021			829,500	793,209

Envision Healthcare Corp. bank term loan FRN Ser. B, 4 1/4s, 2018			471,156	469,154

IASIS Healthcare, LLC bank term loan FRN Ser. B, 4 1/2s, 2018			958,216	944,641

Kinetic Concepts, Inc. bank term loan FRN 4 1/2s, 2018			1,311,329	1,271,989

MPH Acquisition Holdings, LLC bank term loan FRN Ser. B, 3 3/4s, 2021			872,636	849,948

Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, 4 3/4s, 2021			586,075	513,182

Pharmaceutical Product Development, LLC bank term loan FRN 4 1/4s, 2022			1,592,000	1,560,160

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. E, 3 3/4s, 2020			462,718	443,631

				6,845,914
Technology (0.4%)

Avago Technologies, Ltd. bank term loan FRN Ser. B, 3 3/4s, 2020 (Cayman Islands)			1,224,104	1,217,473

Avaya, Inc. bank term loan FRN Ser. B6, 6 1/2s, 2018			977,137	736,109

First Data Corp. bank term loan FRN Ser. B, 3.927s, 2018			1,500,000	1,478,571

Infor US, Inc. bank term loan FRN Ser. B5, 3 3/4s, 2020			863,075	811,291

Syniverse Holdings, Inc. bank term loan FRN Ser. B, 4s, 2019			950,228	653,282

				4,896,726
Transportation (—%)

Air Medical Group Holdings, Inc. bank term loan FRN Ser. B, 4 1/2s, 2022			412,925	391,590

				391,590
Utilities and power (0.1%)

Energy Transfer Equity LP bank term loan FRN 3 1/4s, 2019			715,000	533,867

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.908s, 2017			710,555	212,278

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.908s, 2017			7,293	2,179

				748,324

Total senior loans (cost $73,013,817)				$66,814,082

CORPORATE BONDS AND NOTES (5.0%)(a)
			Principal amount	Value

Basic materials (1.0%)

ArcelorMittal SA sr. unsec. unsub. bonds 10.85s, 2019 (France)			$345,000	$320,850

ArcelorMittal SA sr. unsec. unsub. bonds 5 1/8s, 2020 (France)			1,000,000	817,500

ArcelorMittal SA sr. unsec. unsub. notes 6 1/8s, 2018 (France)			339,000	308,490

Cemex SAB de CV 144A company guaranty sr. sub. FRN 5.372s, 2018 (Mexico)			1,500,000	1,453,125

Corp Nacional del Cobre de Chile (CODELCO) 144A sr. unsec. unsub. notes 3 7/8s, 2021 (Chile)			700,000	684,849

GCP Applied Technologies, Inc. 144A company guaranty sr. unsec. notes 9 1/2s, 2023			690,000	729,675

HD Supply, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2020			876,000	911,040

HudBay Minerals, Inc. company guaranty sr. unsec. notes 9 1/2s, 2020 (Canada)			965,000	593,475

Mercer International, Inc. company guaranty sr. unsec. notes 7 3/4s, 2022 (Canada)			1,500,000	1,383,750

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			1,280,000	1,163,392

Perstorp Holding AB 144A company guaranty sr. notes 8 3/4s, 2017 (Sweden)			1,125,000	1,099,688

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022			1,000,000	967,500

Univar, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2023			710,000	628,350

Vale Overseas, Ltd. company guaranty sr. unsec. unsub. notes 6 1/4s, 2017 (Brazil)			395,000	394,506

				11,456,190
Capital goods (0.9%)

ADS Waste Holdings, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			1,595,000	1,475,375

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			1,000,000	1,006,250

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6 1/2s, 2023 (Canada)			1,500,000	1,526,250

Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6s, 2022			1,210,000	890,863

KION Finance SA 144A sr. unsub. notes 6 3/4s, 2020 (Luxembourg)		EUR	145,000	162,576

KLX, Inc. 144A company guaranty sr. unsec. notes 5 7/8s, 2022			$1,850,000	1,729,565

Moog, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2022			1,127,000	1,138,270

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5 3/8s, 2022			1,000,000	1,010,000

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4s, 2020			1,500,000	1,497,375

				10,436,524
Communication services (0.8%)

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5 1/8s, 2021			1,215,000	1,093,500

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023(R)			840,000	894,600

Digicel, Ltd. 144A sr. unsec. notes 7s, 2020 (Jamaica)			1,600,000	1,432,000

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 4 1/4s, 2018			1,500,000	1,501,875

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 6 3/4s, 2018 (Luxembourg)			700,000	512,750

Sprint Communications, Inc. sr. unsec. unsub. notes 8 3/8s, 2017			770,000	744,975

Sprint Communications, Inc. sr. unsec. unsub. notes 6s, 2016			265,000	263,013

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			500,000	510,000

Telenet Finance V Luxembourg SCA 144A sr. notes 6 3/4s, 2024 (Luxembourg)		EUR	130,000	152,952

Telenet Finance V Luxembourg SCA 144A sr. notes 6 1/4s, 2022 (Luxembourg)		EUR	185,000	213,738

Virgin Media Secured Finance PLC 144A sr. notes 6s, 2021 (United Kingdom)		GBP	477,000	702,127

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. sub. notes 10 1/4s, 2019			$1,110,000	1,046,175

				9,067,705
Consumer cyclicals (0.3%)

Howard Hughes Corp. (The) 144A sr. unsec. notes 6 7/8s, 2021			1,500,000	1,500,000

JC Penney Corp, Inc. company guaranty sr. unsec. bonds 8 1/8s, 2019			1,050,000	963,900

Jo-Ann Stores, Inc. 144A sr. unsec. notes 8 1/8s, 2019			700,000	563,500

Navistar International Corp. company guaranty sr. unsec. notes 8 1/4s, 2021			1,000,000	625,000

Owens Corning company guaranty sr. unsec. sub. notes 9s, 2019			36,000	41,960

Scientific Games Corp. company guaranty sr. unsec. sub. notes 8 1/8s, 2018			575,000	409,688

				4,104,048
Consumer staples (0.2%)

BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4 5/8s, 2022 (Canada)			1,080,000	1,084,050

BlueLine Rental Finance Corp. 144A notes 7s, 2019			650,000	510,250

Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6 1/8s, 2023			670,000	706,850

				2,301,150
Energy (0.4%)

Chesapeake Energy Corp. 144A company guaranty notes 8s, 2022			900,000	384,750

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2022			580,000	336,400

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6 1/4s, 2024 (Brazil)			390,000	280,313

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 3 1/4s, 2017 (Brazil)			940,000	883,600

Petroleos de Venezuela SA sr. unsec. notes 5 1/8s, 2016 (Venezuela)			2,352,000	1,293,600

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 8 1/2s, 2017 (Venezuela)			666,666	273,333

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021			1,550,000	972,625

				4,424,621
Financials (0.6%)

Ally Financial, Inc. sub. unsec. notes 5 3/4s, 2025			600,000	598,500

CIT Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2018			900,000	929,808

Hartford Financial Services Group, Inc. (The) jr. unsec. sub. FRB 8 1/8s, 2038			530,000	571,075

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 4 7/8s, 2019			1,070,000	984,400

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A sr. unsec. unsub. notes 5.298s, 2017 (Russia)			300,000	298,500

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.902s, 2020 (Russia)			500,000	498,750

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.8s, 2025 (Russia)			250,000	239,375

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 5.942s, 2023 (Russia)			200,000	185,152

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			1,600,000	1,673,088

VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95s, 2022 (Russia)			1,800,000	1,725,750

				7,704,398
Health care (0.3%)

CHS/Community Health Systems, Inc. company guaranty sr. sub. notes 5 1/8s, 2018			555,000	557,775

Endo Limited/Endo Finance LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 6s, 2023 (Ireland)			400,000	402,000

HCA, Inc. company guaranty sr. notes 6 1/2s, 2020			610,000	672,525

Service Corp. International/US sr. unsec. notes 7s, 2017			170,000	179,775

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			665,000	701,575

Tenet Healthcare Corp. 144A company guaranty sr. FRN 4.012s, 2020			720,000	707,400

				3,221,050
Technology (0.4%)

CommScope, Inc. 144A company guaranty sr. notes 4 3/8s, 2020			1,000,000	1,017,500

Infor US, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2022			1,310,000	1,142,975

Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 6s, 2020(R)			1,645,000	1,751,925

SoftBank Corp. 144A company guaranty sr. unsec. unsub. notes 4 1/2s, 2020 (Japan)			585,000	579,150

				4,491,550
Utilities and power (0.1%)

AES Corp./Virginia (The) sr. unsec. notes 5 1/2s, 2025			195,000	172,575

NRG Energy, Inc. company guaranty sr. unsec. sub. notes 6 1/4s, 2022			1,000,000	825,000

Texas-New Mexico Power Co. 144A 1st sr. bonds Ser. A, 9 1/2s, 2019			175,000	210,670

				1,208,245

Total corporate bonds and notes (cost $64,284,869)				$58,415,481

INVESTMENT COMPANIES (4.7%)(a)
			Shares	Value

Consumer Discretionary Select Sector SPDR Fund			120,900	$8,959,899

Consumer Staples Select Sector SPDR Fund			185,100	9,395,676

Financial Select Sector SPDR			392,300	8,516,833

Health Care Select Sector SPDR Fund			132,900	8,833,863

Industrial Select Sector SPDR Fund			179,900	8,993,201

Utility Select Sector SPDR Fund			206,700	9,388,314

Total investment companies (cost $53,464,037)				$54,087,786

COMMODITY LINKED NOTES (4.3%)(a)(CLN)
			Principal amount	Value

Citigroup, Inc. sr. notes Ser. G, 1-month USD LIBOR less 0.18%, 2016 (Indexed to the CVICF3F0 Index multiplied by 3)			$21,100,000	$22,286,200

Deutsche Bank AG/London 144A notes, 1-month USD LIBOR less 0.16%, 2016 (Indexed to the DB Commodity Backwardation Alpha 22 USD Total Return Index multiplied by 3) (United Kingdom)			3,158,000	4,186,561

UBS AG/London 144A sr. notes 1-month LIBOR less 0.10%, 2017 (Indexed to the UBSIF3AT Index multiplied by 3) (United Kingdom)			15,571,000	15,876,503

UBS AG/London 144A sr. notes 1-month LIBOR less 0.10%, 2016 (Indexed to the UBSIF3AT Index multiplied by 3) (United Kingdom)			6,821,364	7,200,836

Total commodity Linked Notes (cost $46,650,364)				$49,550,100

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (1.2%)(a)
			Principal amount	Value

Argentina (Republic of) sr. unsec. notes 8s, 2020 (Argentina)			$555,840	$579,463

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10 7/8s, 2021 (Argentina)			3,070,000	3,227,338

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.95s, 2021 (Argentina)			2,773,529	2,839,400

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9 3/8s, 2018 (Argentina)			1,040,000	1,058,200

Croatia (Republic of) 144A sr. unsec. unsub. notes 6 3/8s, 2021 (Croatia)			240,000	260,160

Croatia (Republic of) 144A sr. unsec. unsub. notes 6 1/4s, 2017 (Croatia)			350,000	364,175

Indonesia (Republic of) 144A sr. unsec. notes 4 3/4s, 2026 (Indonesia)			300,000	305,250

Indonesia (Republic of) 144A sr. unsec. unsub. notes 5.95s, 2046 (Indonesia)			300,000	310,500

Russia (Federation of) 144A sr. unsec. unsub. bonds 5 5/8s, 2042 (Russia)			900,000	860,625

Venezuela (Bolivarian Republic of) sr. unsec. bonds 5 3/4s, 2016 (Venezuela)			4,800,000	4,427,467

Total foreign government and agency bonds and notes (cost $14,200,333)				$14,232,578

WARRANTS (1.1%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Bharat Petroleum Corp., Ltd. 144A (India)	3/9/18	$0.00	117,157	$1,541,583

Ceat, Ltd. 144A (India)	8/15/16	0.00	18,252	252,910

China State Construction Engineering Corp., Ltd. 144A (China)	12/10/17	0.00	1,520,944	1,185,997

Indian Oil Corp., Ltd. 144A (India)	8/25/17	0.00	235,953	1,398,459

Infosys, Ltd. 144A (India)	10/10/16	0.00	149,062	2,558,172

Power Finance Corp., Ltd. 144A (India)	3/9/18	0.00	367,882	949,006

Rural Electrification Corp., Ltd. 144A (India)	3/6/17	0.00	316,440	898,819

Shanghai Automotive Co. (China)	3/2/17	0.00	333,600	944,696

Tech Mahindra, Ltd. (India)	12/10/17	0.00	165,712	1,224,087

Wipro, Ltd. 144A (India)	10/6/17	0.00	14,073	116,685

YES Bank, Ltd. 144A (India)	8/15/16	0.00	82,864	911,684

Zhengzhou Yutong Bus Co., Ltd. 144A (China)	6/29/17	0.00	103,700	294,448

Total warrants (cost $14,104,602)				$12,276,546

ASSET-BACKED SECURITIES (0.4%)(a)
			Principal amount	Value

Station Place Securitization Trust
FRB Ser. 15-4, Class A, 1.402s, 2017			$2,898,000	$2,898,000
FRB Ser. 15-2, Class A, 1.235s, 2017			1,913,000	1,913,000

Total asset-backed securities (cost $4,811,000)				$4,811,000

PURCHASED SWAP OPTIONS OUTSTANDING (—%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Barclays Bank PLC

1.73875/3 month USD-LIBOR-BBA/Apr-26	Apr-16/1.73875		$9,535,400	$87,726

(2.15625)/3 month USD-LIBOR-BBA/Apr-26	Apr-16/2.15625		9,535,400	39,953

Citibank, N.A.

1.775/3 month USD-LIBOR-BBA/Feb-26	Feb-16/1.775		9,535,400	46,914

(2.041)/3 month USD-LIBOR-BBA/Feb-26	Feb-16/2.041		9,535,400	9,631

(2.087)/3 month USD-LIBOR-BBA/May-18	May-16/2.087		9,189,700	92

Credit Suisse International

(2.915)/3 month USD-LIBOR-BBA/Apr-47	Apr-17/2.915		174,000	5,655

(3.315)/3 month USD-LIBOR-BBA/Apr-47	Apr-17/3.315		174,000	2,668

Goldman Sachs International

1.149/3 month USD-LIBOR-BBA/Apr-18	Apr-16/1.149		17,664,700	96,979

1.725/3 month USD-LIBOR-BBA/Mar-26	Mar-16/1.725		9,535,400	65,222

1.7785/3 month USD-LIBOR-BBA/Feb-26	Feb-16/1.7785		9,535,400	48,249

(2.095)/3 month USD-LIBOR-BBA/Mar-26	Mar-16/2.095		9,535,400	31,848

(2.0435)/3 month USD-LIBOR-BBA/Feb-26	Feb-16/2.0435		9,535,400	9,345

(2.18625)/3 month USD-LIBOR-BBA/Jun-18	Jun-16/2.18625		9,189,700	92

Total purchased swap options outstanding (cost $516,826)				$444,374

PURCHASED OPTIONS OUTSTANDING (0.5%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Apr-16/$101.27		$2,000,000	$13,524

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Apr-16/101.02		2,000,000	11,010

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Apr-16/100.25		2,000,000	6,614

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Apr-16/100.05		2,000,000	5,758

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Mar-16/99.63		2,000,000	1,392

SPDR S&P 500 ETF Trust (Put)	Jan-17/145.00		205,729	773,576

SPDR S&P 500 ETF Trust (Put)	Dec-16/164.00		208,102	1,285,305

SPDR S&P 500 ETF Trust (Put)	Nov-16/170.00		207,535	1,404,975

SPDR S&P 500 ETF Trust (Put)	Oct-16/163.00		208,093	1,039,277

SPDR S&P 500 ETF Trust (Put)	Sep-16/153.00		205,729	621,407

SPDR S&P 500 ETF Trust (Put)	Aug-16/150.00		205,729	457,052

Total purchased options outstanding (cost $7,266,994)				$5,619,890

SHORT-TERM INVESTMENTS (39.8%)(a)
			Principal amount/shares	Value

Federal Home Loan Banks unsec. discount notes 0.40%, February 3, 2016			$6,000,000	$5,999,916

Putnam Money Market Liquidity Fund 0.31%(AFF)		Shares	147,639,882	147,639,882

Putnam Short Term Investment Fund 0.39%(AFF)		Shares	244,654,792	244,654,792

SSgA Prime Money Market Fund Class N 0.31%(P)		Shares	15,680,000	15,680,000

U.S. Treasury Bills 0.26%, April 21, 2016(SEGCCS)(SEGSF)			$6,619,000	6,614,684

U.S. Treasury Bills 0.07%, April 14, 2016(SEG)(SEGCCS)(SEGSF)			13,982,000	13,973,918

U.S. Treasury Bills 0.07%, April 7, 2016(SEGCCS)(SEGSF)			4,569,000	4,566,720

U.S. Treasury Bills 0.21%, March 3, 2016(SEGCCS)(SEGSF)			10,503,000	10,500,878

U.S. Treasury Bills 0.15%, February 18, 2016(SEG)(SEGCCS)(SEGSF)			5,890,000	5,889,417

U.S. Treasury Bills 0.15%, February 11, 2016(SEG)(SEGCCS)(SEGSF)			6,766,000	6,765,608

Total short-term investments (cost $462,294,705)				$462,285,815

TOTAL INVESTMENTS

Total investments (cost $1,410,801,450)(b)				$1,393,736,471

FORWARD CURRENCY CONTRACTS at 1/31/16 (aggregate face value $146,107,772) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Sell	4/20/16	$555,807	$563,458	$7,651
	Canadian Dollar	Sell	4/20/16	891,911	898,626	6,715
	Euro	Sell	3/16/16	2,913,145	2,885,303	(27,842)
	Hong Kong Dollar	Sell	5/18/16	1,742,050	1,737,289	(4,761)
	Mexican Peso	Buy	4/20/16	521,299	569,861	(48,562)
	New Taiwan Dollar	Buy	2/17/16	2,054,237	2,046,516	7,721
	New Taiwan Dollar	Sell	2/17/16	2,054,237	2,039,384	(14,853)
	New Zealand Dollar	Buy	4/20/16	162,510	168,993	(6,483)
	Norwegian Krone	Sell	3/16/16	1,092,963	1,090,178	(2,785)
	Swedish Krona	Buy	3/16/16	1,149,213	1,157,048	(7,835)
Barclays Bank PLC
	Australian Dollar	Buy	4/20/16	239,120	242,480	(3,360)
	British Pound	Buy	3/16/16	3,050,364	3,231,394	(181,030)
	Canadian Dollar	Sell	4/20/16	598,795	603,353	4,558
	Euro	Sell	3/16/16	269,603	225,711	(43,892)
	Japanese Yen	Buy	2/17/16	1,690,807	1,721,979	(31,172)
	Japanese Yen	Sell	2/17/16	1,690,807	1,732,205	41,398
	Mexican Peso	Buy	4/20/16	378,171	420,122	(41,951)
	New Zealand Dollar	Buy	4/20/16	1,570,113	1,622,792	(52,679)
	Norwegian Krone	Sell	3/16/16	16,442	18,648	2,206
	Swedish Krona	Sell	3/16/16	1,156,003	1,165,752	9,749
Citibank, N.A.
	British Pound	Buy	3/16/16	1,759,880	1,762,295	(2,415)
	Canadian Dollar	Sell	4/20/16	1,813,162	1,827,214	14,052
	Euro	Sell	3/16/16	3,140,453	3,082,849	(57,604)
	Japanese Yen	Buy	2/17/16	580,155	574,660	5,495
	Japanese Yen	Sell	2/17/16	580,155	571,157	(8,998)
	Mexican Peso	Buy	4/20/16	585,575	637,204	(51,629)
	New Zealand Dollar	Buy	4/20/16	5,252,597	5,276,710	(24,113)
	Singapore Dollar	Sell	2/17/16	2,993,129	2,977,325	(15,804)
	South African Rand	Buy	4/20/16	1,742,184	1,726,333	15,851
Credit Suisse International
	Australian Dollar	Sell	4/20/16	512,157	549,729	37,572
	British Pound	Sell	3/16/16	543,212	569,870	26,658
	Canadian Dollar	Sell	4/20/16	613,501	618,509	5,008
	Euro	Buy	3/16/16	1,197,055	1,235,155	(38,100)
	Hong Kong Dollar	Sell	2/17/16	1,737,401	1,734,160	(3,241)
	Hong Kong Dollar	Sell	5/18/16	1,742,050	1,737,467	(4,583)
	Indian Rupee	Buy	2/17/16	1,747,200	1,776,711	(29,511)
	Indian Rupee	Sell	2/17/16	1,747,200	1,760,019	12,819
	New Taiwan Dollar	Buy	2/17/16	3,496,356	3,463,756	32,600
	New Taiwan Dollar	Sell	2/17/16	3,496,356	3,492,845	(3,511)
	New Zealand Dollar	Buy	4/20/16	284,022	294,997	(10,975)
	Norwegian Krone	Sell	3/16/16	1,294,313	1,239,312	(55,001)
Deutsche Bank AG
	Czech Koruna	Sell	3/16/16	1,731,030	1,714,026	(17,004)
	Euro	Buy	3/16/16	1,715,439	1,726,383	(10,944)
	Japanese Yen	Sell	2/17/16	1,699,981	1,685,730	(14,251)
	New Zealand Dollar	Buy	4/20/16	1,741,261	1,745,907	(4,646)
Goldman Sachs International
	Canadian Dollar	Sell	4/20/16	2,018,971	2,007,942	(11,029)
	Euro	Buy	3/16/16	558,835	564,227	(5,392)
	Japanese Yen	Sell	2/17/16	1,699,982	1,733,568	33,586
	New Taiwan Dollar	Buy	2/17/16	1,748,051	1,739,036	9,015
	New Taiwan Dollar	Sell	2/17/16	1,748,051	1,761,171	13,120
	New Zealand Dollar	Buy	4/20/16	2,857,622	2,869,932	(12,310)
	Norwegian Krone	Sell	3/16/16	282,302	280,715	(1,587)
	Singapore Dollar	Buy	2/17/16	1,755,665	1,738,837	16,828
	Singapore Dollar	Sell	2/17/16	1,755,665	1,759,123	3,458
	South African Rand	Buy	4/20/16	1,742,184	1,735,033	7,151
	Swedish Krona	Sell	3/16/16	1,146,355	1,153,235	6,880
HSBC Bank USA, National Association
	British Pound	Buy	3/16/16	291,983	243,573	48,410
	Canadian Dollar	Sell	4/20/16	1,927	1,942	15
	Euro	Sell	3/16/16	1,156,821	1,145,531	(11,290)
	Hong Kong Dollar	Sell	5/18/16	1,739,801	1,735,224	(4,577)
	New Zealand Dollar	Buy	4/20/16	239,285	248,437	(9,152)
JPMorgan Chase Bank N.A.
	Australian Dollar	Sell	4/20/16	14,597	14,801	204
	British Pound	Buy	3/16/16	1,718,270	1,735,689	(17,419)
	Canadian Dollar	Sell	4/20/16	2,633,757	2,636,307	2,550
	Euro	Sell	3/16/16	310,922	298,547	(12,375)
	Hong Kong Dollar	Sell	2/17/16	1,737,401	1,734,271	(3,130)
	Indian Rupee	Buy	2/17/16	1,722,455	1,743,692	(21,237)
	Indian Rupee	Sell	2/17/16	1,722,455	1,715,920	(6,535)
	Japanese Yen	Buy	2/17/16	383,641	392,221	(8,580)
	Japanese Yen	Sell	2/17/16	383,641	386,060	2,419
	Mexican Peso	Buy	4/20/16	1,939,984	1,961,571	(21,587)
	New Taiwan Dollar	Buy	2/17/16	990,578	987,238	3,340
	New Taiwan Dollar	Sell	2/17/16	990,578	1,013,335	22,757
	New Zealand Dollar	Buy	4/20/16	1,727,595	1,725,478	2,117
	Norwegian Krone	Sell	3/16/16	1,079,642	1,076,924	(2,718)
	Singapore Dollar	Sell	2/17/16	493,849	503,693	9,844
	South Korean Won	Buy	2/17/16	642,964	618,404	24,560
	South Korean Won	Sell	5/18/16	1,727,698	1,722,663	(5,035)
	Swedish Krona	Sell	3/16/16	2,995,906	3,012,173	16,267
Royal Bank of Scotland PLC (The)
	Australian Dollar	Sell	4/20/16	572,026	572,069	43
	British Pound	Buy	3/16/16	1,674,523	1,724,065	(49,542)
	Canadian Dollar	Sell	4/20/16	999,348	957,537	(41,811)
	Euro	Sell	3/16/16	4,364,079	4,313,661	(50,418)
	Japanese Yen	Buy	2/17/16	1,701,743	1,694,994	6,749
	New Zealand Dollar	Buy	4/20/16	1,216,665	1,276,579	(59,914)
	Norwegian Krone	Sell	3/16/16	2,137,777	2,109,490	(28,287)
	Swedish Krona	Sell	3/16/16	2,763,949	2,773,600	9,651
State Street Bank and Trust Co.
	Canadian Dollar	Sell	4/20/16	665,542	652,790	(12,752)
	Norwegian Krone	Sell	3/16/16	1,219,072	1,222,984	3,912
	South Korean Won	Sell	2/17/16	2,385,155	2,400,064	14,909
UBS AG
	Australian Dollar	Buy	4/20/16	529,505	536,796	(7,291)
	British Pound	Sell	3/16/16	1,099,818	1,159,761	59,943
	Canadian Dollar	Sell	4/20/16	6,980,235	6,840,361	(139,874)
	Japanese Yen	Buy	2/17/16	1,122,222	1,123,308	(1,086)
	Japanese Yen	Sell	2/17/16	1,122,222	1,147,213	24,991
WestPac Banking Corp.
	Australian Dollar	Sell	4/20/16	892,380	873,437	(18,943)
	Canadian Dollar	Sell	4/20/16	2,134,118	2,150,379	16,261
	Japanese Yen	Sell	2/17/16	204,461	180,243	(24,218)
	New Zealand Dollar	Buy	4/20/16	462,712	480,513	(17,801)

Total						$(836,392)

FUTURES CONTRACTS OUTSTANDING at 1/31/16 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

DAX Index (Short)	5	$1,321,085	Mar-16	$754
Euro STOXX 50 Index (Long)	329	10,791,968	Mar-16	(761,817)
Euro-CAC 40 Index (Long)	18	860,119	Feb-16	14,260
FTSE 100 Index (Long)	29	2,482,217	Mar-16	18,421
S&P 500 Index E-Mini (Long)	37	3,570,685	Mar-16	173,099
S&P 500 Index E-Mini (Short)	1,483	143,116,915	Mar-16	4,715,823
S&P Mid Cap 400 Index E-Mini (Long)	309	40,627,320	Mar-16	(2,111,592)
Tokyo Price Index (Long)	49	$5,824,227	Mar-16	(604,056)
U.S. Treasury Bond 30 yr (Long)	29	4,669,906	Mar-16	212,614
U.S. Treasury Bond Ultra 30 yr (Short)	61	10,137,438	Mar-16	(505,206)
U.S. Treasury Note 2 yr (Long)	119	26,016,375	Mar-16	144,794
U.S. Treasury Note 5 yr (Short)	226	27,271,844	Mar-16	(452,450)
U.S. Treasury Note 10 yr (Long)	303	39,262,172	Mar-16	727,147
U.S. Treasury Note 10 yr (Short)	14	1,814,094	Mar-16	(43,559)

Total				$1,528,232

WRITTEN SWAP OPTIONS OUTSTANDING at 1/31/16 (premiums $1,546,976) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Barclays Bank PLC

1.9475/3 month USD-LIBOR-BBA/Apr-26	Apr-16/1.9475	$4,767,700	$46,390
(1.9475)/3 month USD-LIBOR-BBA/Apr-26	Apr-16/1.9475	4,767,700	89,677
Citibank, N.A.

2.587/3 month USD-LIBOR-BBA/May-18	May-16/2.587	9,189,700	37
2.387/3 month USD-LIBOR-BBA/May-18	May-16/2.387	9,189,700	83
1.908/3 month USD-LIBOR-BBA/Feb-26	Feb-16/1.908	4,767,700	16,449
(1.908)/3 month USD-LIBOR-BBA/Feb-26	Feb-16/1.908	4,767,700	56,164
Credit Suisse International

2.515/3 month USD-LIBOR-BBA/Apr-47	Apr-17/2.515	174,000	10,945
Goldman Sachs International

2.58625/3 month USD-LIBOR-BBA/Jun-18	Jun-16/2.58625	18,379,400	184
1.399/3 month USD-LIBOR-BBA/Apr-18	Apr-16/1.399	17,664,700	1,237
1.911/3 month USD-LIBOR-BBA/Feb-26	Feb-16/1.911	4,767,700	16,019
1.91/3 month USD-LIBOR-BBA/Mar-26	Mar-16/1.91	4,767,700	39,477
(1.911)/3 month USD-LIBOR-BBA/Feb-26	Feb-16/1.911	4,767,700	57,117
(1.91)/3 month USD-LIBOR-BBA/Mar-26	Mar-16/1.91	4,767,700	71,516
JPMorgan Chase Bank N.A.

(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	5,792,000	681,423

Total			$1,086,718

WRITTEN OPTIONS OUTSTANDING at 1/31/16 (premiums $594,584) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Apr-16/$100.54	$2,000,000	$7,250
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Apr-16/100.29	2,000,000	6,012
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Apr-16/99.81	2,000,000	4,126
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Apr-16/99.50	2,000,000	3,490
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Apr-16/99.56	2,000,000	3,354
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Apr-16/99.30	2,000,000	2,976
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Apr-16/98.75	2,000,000	1,902
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Apr-16/98.55	2,000,000	1,596
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Mar-16/98.84	2,000,000	600
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Mar-16/98.05	2,000,000	256
SPDR S&P 500 ETF Trust (Call)	Feb-16/202.00	373,244	218,202
SPDR S&P 500 ETF Trust (Call)	Feb-16/200.00	186,529	133,590
SPDR S&P 500 ETF Trust (Call)	Feb-16/198.50	194,754	151,480
SPDR S&P 500 ETF Trust (Call)	Feb-16/204.00	181,328	3,637

Total			$538,471

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 1/31/16 (Unaudited)

Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)

JPMorgan Chase Bank N.A.

2.117/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/2.117	$729,475	$(17,874)	$8,528
2.035/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/2.035	729,475	(18,535)	4,997
1.1925/3 month USD-LIBOR-BBA/Mar-21 (Purchased)	Mar-16/1.1925	25,695,400	(74,517)	3,875
1.00/3 month USD-LIBOR-BBA/Apr-27 (Purchased)	Apr-17/1.00	1,543,800	(10,208)	(2,013)
1.00/3 month USD-LIBOR-BBA/Apr-27 (Purchased)	Apr-17/1.00	3,087,500	(21,690)	(5,295)
(1.5075)/3 month USD-LIBOR-BBA/Mar-21 (Purchased)	Mar-16/1.5075	25,695,400	(74,517)	(5,805)
(3.035)/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/3.035	729,475	(19,410)	(15,337)
(3.117)/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/3.117	729,475	(20,425)	(16,942)
2.655/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/2.655	3,195,100	21,168	19,777
2.56/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/2.56	3,195,100	20,425	18,771
1.35/3 month USD-LIBOR-BBA/Mar-21 (Written)	Mar-16/1.35	12,847,700	74,517	4,475
(1.00)/3 month USD-LIBOR-BBA/Apr-19 (Written)	Apr-17/1.00	3,087,500	9,454	(3,767)
(1.35)/3 month USD-LIBOR-BBA/Mar-21 (Written)	Mar-16/1.35	12,847,700	74,517	(6,358)
(1.00)/3 month USD-LIBOR-BBA/Apr-19 (Written)	Apr-17/1.00	6,175,100	19,760	(6,793)
(1.56)/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/1.56	3,195,100	18,395	(15,017)
(1.655)/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/1.655	3,195,100	18,212	(19,586)

Total			$(728)	$(36,490)

TBA SALE COMMITMENTS OUTSTANDING at 1/31/16 (proceeds receivable $107,563,281) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal Home Loan Mortgage Corporation, 4 1/2s, February 1, 2046	$2,000,000	2/11/16	$2,169,688
Federal National Mortgage Association, 5 1/2s, February 1, 2046	2,000,000	2/11/16	2,232,188
Federal National Mortgage Association, 4s, February 1, 2046	4,000,000	2/11/16	4,272,812
Federal National Mortgage Association, 3 1/2s, February 1, 2046	6,000,000	2/11/16	6,283,711
Federal National Mortgage Association, 3s, February 1, 2046	91,000,000	2/11/16	92,869,768

Total			$107,828,167

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/16 (Unaudited)

				Upfront		Payments	Payments	Unrealized
				premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

		$1,765,000		$(9,191)	9/30/25	3 month USD-LIBOR-BBA	2.1575%	$63,207
		1,765,000		24,168	9/30/25	2.3975%	3 month USD-LIBOR-BBA	(88,219)
		1,765,000		(15,545)	9/30/25	3 month USD-LIBOR-BBA	2.2775%	76,839
		7,700,000		(45,147)	10/9/25	3 month USD-LIBOR-BBA	2.155%	265,199
		3,850,000		44,994	10/9/25	2.3225%	3 month USD-LIBOR-BBA	(171,051)
		3,850,000		(25,534)	10/28/25	3 month USD-LIBOR-BBA	2.055%	89,349
		1,925,000		24,530	10/28/25	2.235%	3 month USD-LIBOR-BBA	(65,588)
		7,700,000		(55,542)	10/28/25	3 month USD-LIBOR-BBA	2.0775%	190,534
		3,850,000		53,464	10/28/25	2.2625%	3 month USD-LIBOR-BBA	(136,748)
		3,850,000		(25,076)	10/29/25	3 month USD-LIBOR-BBA	2.12%	113,702
		1,925,000		25,000	10/29/25	2.31%	3 month USD-LIBOR-BBA	(78,896)
		5,775,000		(36,459)	10/27/25	3 month USD-LIBOR-BBA	2.07125%	145,003
		2,887,500		36,344	10/27/25	2.25%	3 month USD-LIBOR-BBA	(103,060)
		2,887,500		23,928	9/29/25	2.235%	3 month USD-LIBOR-BBA	(115,782)
		12,128,000		(160)	9/29/25	2.162%	3 month USD-LIBOR-BBA	(503,438)
		5,823,000		(77)	9/30/25	2.07%	3 month USD-LIBOR-BBA	(190,807)
		7,000,000		(92)	10/5/25	3 month USD-LIBOR-BBA	2.021%	194,736
		1,738,500		(23)	10/28/25	2.013%	3 month USD-LIBOR-BBA	(45,017)
		577,500		(8)	10/28/25	2.044%	3 month USD-LIBOR-BBA	(16,660)
		4,270,300		34,106	12/2/25	2.119%	3 month USD-LIBOR-BBA	(106,974)
		2,045,000		(27)	11/12/25	2.2225%	3 month USD-LIBOR-BBA	(89,999)
		762,800		(10)	12/7/25	2.1765%	3 month USD-LIBOR-BBA	(29,066)
		11,535,000	(E)	(139,014)	3/16/21	3 month USD-LIBOR-BBA	1.70%	74,037
		68,868,000	(E)	(53,337)	3/16/21	1.70%	3 month USD-LIBOR-BBA	(1,325,329)
		426,996,000	(E)	(671,610)	3/16/26	3 month USD-LIBOR-BBA	2.20%	14,106,721
		14,842,000	(E)	13,578	3/16/26	2.20%	3 month USD-LIBOR-BBA	(500,104)
		1,525,500		11,421	12/7/25	3 month USD-LIBOR-BBA	2.14%	64,275
		2,033,500		15,936	12/9/25	3 month USD-LIBOR-BBA	2.245%	(74,285)
		2,479,000		(33)	11/18/25	3 month USD-LIBOR-BBA	2.128%	86,154
		1,159,000		(15)	11/24/25	2.09%	3 month USD-LIBOR-BBA	(35,733)
		1,494,600		(20)	12/1/25	3 month USD-LIBOR-BBA	2.115%	48,886
		762,800		(10)	12/7/25	2.169%	3 month USD-LIBOR-BBA	(28,524)
		11,607,000		(153)	12/9/25	3 month USD-LIBOR-BBA	2.14%	400,121
		11,607,000		(153)	12/9/25	3 month USD-LIBOR-BBA	2.11%	367,351
		9,611,000	(E)	(73,051)	3/16/46	3 month USD-LIBOR-BBA	2.65%	707,554
		93,020,000	(E)	(505,129)	3/16/18	3 month USD-LIBOR-BBA	1.20%	91,128
		131,047,000	(E)	136,129	3/16/18	1.20%	3 month USD-LIBOR-BBA	(703,883)
		79,033,000	(E)	(373,850)	3/16/26	2.1558%	3 month USD-LIBOR-BBA	(2,781,985)
		7,146,000		(67)	1/19/21	1.4525%	3 month USD-LIBOR-BBA	(60,240)
		772,680		(10)	12/23/25	3 month USD-LIBOR-BBA	2.1275%	24,922
		2,562,200		(34)	12/30/25	3 month USD-LIBOR-BBA	2.195%	98,066
		1,105,100		(4)	1/4/18	3 month USD-LIBOR-BBA	1.1875%	8,013
		452,700		(4)	1/4/21	1.7735%	3 month USD-LIBOR-BBA	(11,192)
		2,877,200		(11)	1/4/18	3 month USD-LIBOR-BBA	1.18997%	20,982
		1,105,100		(4)	1/4/18	3 month USD-LIBOR-BBA	1.1845%	7,944
		452,700		(4)	1/4/21	1.776%	3 month USD-LIBOR-BBA	(11,247)
		452,700		(4)	1/4/21	1.779%	3 month USD-LIBOR-BBA	(11,316)
		3,982,300		(15)	1/4/18	3 month USD-LIBOR-BBA	1.1895%	29,000
		1,105,100		(4)	1/4/18	3 month USD-LIBOR-BBA	1.1825%	7,898
		452,700		(4)	1/4/21	1.76%	3 month USD-LIBOR-BBA	(10,893)
		12,008,000		(159)	1/4/26	2.2205%	3 month USD-LIBOR-BBA	(484,312)
		94,397,000	(E)	226,454	3/16/26	2.237%	3 month USD-LIBOR-BBA	(3,367,239)
		40,302,000		(151)	1/19/18	0.9855%	3 month USD-LIBOR-BBA	(120,443)
		10,099,000		(133)	1/19/26	3 month USD-LIBOR-BBA	1.935%	127,834
		5,038,000		(171)	1/19/46	3 month USD-LIBOR-BBA	2.3835%	116,261
		3,009,100		(40)	1/26/26	3 month USD-LIBOR-BBA	1.92%	32,830
		3,286,700		(24)	1/25/26	3 month USD-LIBOR-BBA	1.9175%	35,240
		3,282,700		(43)	1/26/26	3 month USD-LIBOR-BBA	1.93%	38,905
	AUD	46,145,000		(121)	1/28/18	3 month AUD-BBR-BBSW	2.061%	15,539
	AUD	15,696,000		(145)	1/28/26	6 month AUD-BBR-BBSW	2.77%	22,777
	AUD	16,263,000		(92)	1/28/21	2.38%	6 month AUD-BBR-BBSW	(15,063)
	CAD	10,963,000		(63)	1/29/21	3 month CAD-BA-CDOR	0.9575%	(463)
	CAD	22,233,000		(208)	1/27/26	3 month CAD-BA-CDOR	1.631%	35,591
	CAD	35,926,000		(205)	1/27/21	0.9875%	3 month CAD-BA-CDOR	(38,363)
	CAD	30,474,000		(81)	1/29/18	3 month CAD-BA-CDOR	0.70617%	(2,137)
	CHF	28,826,000		(228)	1/29/21	6 month CHF-LIBOR-BBA	0.455%	(88,094)
	CHF	4,287,000		(56)	1/29/26	6 month CHF-LIBOR-BBA	0.0425%	26,688
	EUR	24,789,000	(E)	(540,203)	3/16/26	6 month EUR-EURIBOR-REUTERS	1.00%	286,898
	EUR	31,373,000	(E)	568,308	3/16/21	0.50%	6 month EUR-EURIBOR-REUTERS	(137,929)
	GBP	6,205,000	(E)	(427,769)	3/16/26	6 month GBP-LIBOR-BBA	2.25%	109,883
	GBP	13,202,000	(E)	396,841	3/16/21	1.75%	6 month GBP-LIBOR-BBA	(136,654)
	GBP	68,874,000	(E)	1,162,438	3/16/18	1.50%	6 month GBP-LIBOR-BBA	(214,447)
	NOK	106,547,000		(98)	1/29/21	1.1787%	6 month NOK-NIBOR-NIBR	(37,564)
	NOK	101,644,000		(155)	1/29/26	6 month NOK-NIBOR-NIBR	1.685%	64,369
	NOK	111,366,000		(48)	1/29/18	0.8925%	6 month NOK-NIBOR-NIBR	(904)
	NZD	2,805,000		(24)	2/2/26	3.41%	3 month NZD-BBR-FRA	285
	NZD	8,991,000		(77)	1/29/26	3 month NZD-BBR-FRA	3.4225%	7,384
	NZD	36,672,000		(191)	1/29/21	2.99%	3 month NZD-BBR-FRA	(54,951)
	NZD	47,192,000		(115)	1/29/18	2.66%	3 month NZD-BBR-FRA	(26,971)
	SEK	64,879,000		(61)	1/29/21	0.45125%	3 month SEK-STIBOR-SIDE	(28,788)
	SEK	74,912,000		(116)	1/29/26	3 month SEK-STIBOR-SIDE	1.335%	60,191

	Total			$(202,569)	$6,211,938
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/16 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
baskets	1,772,113	$—	1/25/17	(3 month USD-LIBOR-BBA plus 0.10%)	A basket (MLTRFCF7) of common stocks	$4,371,139
units	45,063	—	1/25/17	3 month USD-LIBOR-BBA minus 0.07%	Russell 1000 Total Return Index	(8,256,123)
Barclays Bank PLC
	$289,656	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(4,427)
	2,275,448	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(34,418)
	386,472	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	2,893
	231,186	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(1,556)
	953,177	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	7,134
	111,487	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,738)
	29,619	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(141)
	2,261,392	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	16,926
	2,607,896	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	17,340
	2,277,953	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	15,146
	486,553	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	3,235
	982,247	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(4,688)
	640,954	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(8,457)
	406,555	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(5,364)
	490,752	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(2,335)
	595,517	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	7,486
	350,962	—	1/12/43	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	4,798
	3,520,607	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(12,043)
	2,701,328	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	12,751
	15,880,362	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	77,434
	15,560,152	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(61,245)
Citibank, N.A.
	747,159	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,643
	365,292	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,781
baskets	372,052	—	11/10/16	3 month USD-LIBOR-BBA minus 0.45%	A basket (CGPUTS42) of common stocks	(1,197,953)
baskets	403	—	12/16/16	(3 month USD-LIBOR-BBA plus 0.42%)	A basket (CGPUTQL2) of common stocks	1,852,596
units	43,989	—	3/18/16	3 month USD-LIBOR-BBA minus 0.15%	MSCI Emerging Markets TR Net USD	868,919
units	31,135	—	10/17/16	3 month USD-LIBOR-BBA minus 0.30%	MSCI Emerging Markets TR Net USD	(375,849)
units	8,995	—	11/23/16	3 month USD-LIBOR-BBA plus 0.10%	Russell 1000 Total Return Index	(1,572,127)
Credit Suisse International
	$613,935	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,994
	997,881	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(13,166)
	1,040,007	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	13,073
	834,645	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	10,492
	2,083,242	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	(27,486)
	197,675	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,990)
	1,781,198	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(25,744)
	591,665	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(8,551)
	293,118	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(4,237)
	1,249,090	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(17,077)
	1,218,008	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(16,652)
	5,828	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(80)
	2,958,562	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(59,544)
	1,573,753	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(31,673)
	1,540,924	—	1/12/45	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(29,249)
Deutsche Bank AG
	697,095	—	1/12/34	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	7,891
units	339,819	—	8/8/16	(3 month USD-LIBOR-BBA plus 0.31%)	DB Custom PT Long 11 PR Index	600,395
units	339,983	—	8/8/16	3 month USD-LIBOR-BBA minus 0.45%	DB Custom PT Short 11 PR	(49,026)
Goldman Sachs International
	$752,322	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(3,579)
	580,435	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(2,762)
	1,855,777	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(12,494)
	1,021,959	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(4,862)
	811,009	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,955
	718,430	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(10,980)
	718,430	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(10,980)
	851,367	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,351)
	319,807	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,259)
	697,095	—	1/12/34	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(7,891)
	1,809	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(28)
	719,717	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(4,845)
	1,166,228	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(4,590)
	54,705	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(215)
	145,860	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(574)
	30,562	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(145)
	824,515	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(3,923)
	1,723,979	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(26,348)
	1,113,799	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(17,023)
	1,344,698	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(9,053)
	757,080	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(10,779)
	50,677	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(767)
	1,361,709	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	17,117
	1,195,737	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(17,282)
	40,415,713	—	10/5/25	(1.7211%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(312,818)
	34,763,287	—	10/6/25	(1.72%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(261,768)
	1,562,090	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(31,439)
	1,590,987	—	1/12/43	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	21,751
baskets	1,200,680	—	12/15/20	(1 month USD-LIBOR-BBA plus 0.44%)	A basket (GSCBPUR1) of common stocks	3,536,138
units	638,395	—	12/15/20	(0.45%)	Goldman Sachs Volatility Carry US Scaled 3x Excess Return Strategy	(168,775)
units	10,339	—	12/12/16	1 month USD-LIBOR-BBA minus 0.17%	MSCI Emerging Markets TR Net USD	(145,103)
JPMorgan Chase Bank N.A.
	$658,135	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(9,955)
	2,370,426	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(35,855)
	1,439,104	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(21,768)
	1,362,016	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	17,121
baskets	1,158,381	—	10/28/16	3 month USD-LIBOR-BBA minus 0.44%	A basket (JPCMPTSH) of common stocks	5,909,444
UBS AG
units	202,766	—	8/19/15	1 month USD-LIBOR-BBA minus 0.25%	MSCI Emerging Markets TR Net USD	(2,450,236)

Total		$—	$1,988,206

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 1/31/16 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$4,580	$67,000	5/11/63	300 bp	$(1,411)
	CMBX NA BBB- Index	BBB-/P	8,798	146,000	5/11/63	300 bp	(4,256)
	CMBX NA BBB- Index	BBB-/P	18,088	293,000	5/11/63	300 bp	(8,111)
	CMBX NA BBB- Index	BBB-/P	17,271	303,000	5/11/63	300 bp	(9,822)
	Barclays Bank PLC
	CMBX NA BBB- Index	BBB-/P	26,163	236,000	5/11/63	300 bp	5,061
	CMBX NA BBB- Index	BBB-/P	7,830	1,393,000	1/17/47	300 bp	(173,144)
	Credit Suisse International
	CMBX NA BB Index	—	(57,682)	3,268,000	5/11/63	(500 bp)	361,693
	CMBX NA BBB- Index	BBB-/P	767	53,000	5/11/63	300 bp	(3,972)
	CMBX NA BBB- Index	BBB-/P	59,890	4,560,000	5/11/63	300 bp	(347,850)
	CMBX NA BBB- Index	BBB-/P	88,855	8,111,000	5/11/63	300 bp	(636,404)
	CMBX NA BBB- Index	BBB-/P	13,241	329,000	1/17/47	300 bp	(29,501)
	CMBX NA BBB- Index	BBB-/P	9,541	331,000	1/17/47	300 bp	(33,462)
	CMBX NA BBB- Index	BBB-/P	14,217	337,000	1/17/47	300 bp	(29,565)
	CMBX NA BBB- Index	BBB-/P	26,848	462,000	1/17/47	300 bp	(33,174)
	CMBX NA BBB- Index	BBB-/P	28,826	491,000	1/17/47	300 bp	(34,963)
	CMBX NA BBB- Index	BBB-/P	28,651	994,000	1/17/47	300 bp	(100,486)
	CMBX NA BBB- Index	BBB-/P	46,828	1,095,000	1/17/47	300 bp	(95,431)
	CMBX NA BBB- Index	BBB-/P	72,957	1,614,000	1/17/47	300 bp	(136,729)
	CMBX NA BBB- Index	BBB-/P	43,292	1,656,000	1/17/47	300 bp	(171,850)
	CMBX NA BBB- Index	BBB-/P	87,621	2,092,000	1/17/47	300 bp	(184,165)
	CMBX NA BBB- Index	BBB-/P	91,620	2,192,000	1/17/47	300 bp	(193,157)
	CMBX NA BBB- Index	BBB-/P	268,299	3,333,000	1/17/47	300 bp	(164,713)
	CMBX NA BBB- Index	BBB-/P	276,022	4,023,000	1/17/47	300 bp	(246,633)
	CMBX NA BBB- Index	BBB-/P	290,287	8,463,000	1/17/47	300 bp	(809,198)
	CMBX NA BBB- Index	BBB-/P	1,727,106	15,643,000	1/17/47	300 bp	(305,180)
	CMBX NA BBB- Index	BBB-/P	1,069,890	30,060,000	1/17/47	300 bp	(2,835,404)
	Goldman Sachs International
	CMBX NA BBB- Index	BBB-/P	(251)	55,000	5/11/63	300 bp	(5,169)
	CMBX NA BBB- Index	BBB-/P	1,445	338,000	1/17/47	300 bp	(42,467)
	CMBX NA BBB- Index	BBB-/P	1,205	338,000	1/17/47	300 bp	(42,707)
	CMBX NA BBB- Index	BBB-/P	1,205	338,000	1/17/47	300 bp	(42,707)
	CMBX NA BBB- Index	BBB-/P	1,570	440,000	1/17/47	300 bp	(55,593)
	CMBX NA BBB- Index	BBB-/P	1,577	442,000	1/17/47	300 bp	(55,846)
	CMBX NA BBB- Index	BBB-/P	4,720	474,000	1/17/47	300 bp	(56,860)
	CMBX NA BBB- Index	BBB-/P	31,577	1,171,000	1/17/47	300 bp	(120,555)
	CMBX NA BBB- Index	BBB-/P	6,904	1,760,000	1/17/47	300 bp	(221,749)
	CMBX NA BBB- Index	BBB-/P	1,985	1,838,000	1/17/47	300 bp	(236,802)
	CMBX NA BBB- Index	BBB-/P	15,376	1,975,000	1/17/47	300 bp	(241,210)
	CMBX NA BBB- Index	BBB-/P	24,994	2,949,000	1/17/47	300 bp	(358,131)
	CMBX NA BB Index	—	(10,683)	1,249,000	5/11/63	(500 bp)	149,598
	CMBX NA BB Index	—	(2,004)	189,000	5/11/63	(500 bp)	22,250
	CMBX NA BB Index	—	(1,239)	129,000	5/11/63	(500 bp)	15,315
	CMBX NA BB Index	—	2,216	98,000	5/11/63	(500 bp)	14,792
	CMBX NA BB Index	—	687	67,000	5/11/63	(500 bp)	9,285
	CMBX NA BB Index	—	1,060	63,000	5/11/63	(500 bp)	9,145
	CMBX NA BB Index	—	70	58,000	5/11/63	(500 bp)	7,513
	CMBX NA BB Index	—	(325)	163,000	1/17/47	(500 bp)	27,553
	CMBX NA BBB- Index	—	(45,292)	531,000	5/11/63	(300 bp)	2,277
	CMBX NA BBB- Index	BBB-/P	(48)	18,000	5/11/63	300 bp	(1,658)
	CMBX NA BBB- Index	BBB-/P	(530)	66,000	5/11/63	300 bp	(6,432)
	CMBX NA BBB- Index	BBB-/P	(832)	83,000	5/11/63	300 bp	(8,254)
	CMBX NA BBB- Index	BBB-/P	(1,113)	102,000	5/11/63	300 bp	(10,233)
	CMBX NA BBB- Index	BBB-/P	2,467	216,000	5/11/63	300 bp	(16,847)
	CMBX NA BBB- Index	BBB-/P	6,998	332,000	1/17/47	300 bp	(36,134)
	CMBX NA BBB- Index	BBB-/P	14,543	337,000	1/17/47	300 bp	(29,239)
	CMBX NA BBB- Index	BBB-/P	13,566	337,000	1/17/47	300 bp	(30,216)
	CMBX NA BBB- Index	BBB-/P	13,566	337,000	1/17/47	300 bp	(30,216)
	CMBX NA BBB- Index	BBB-/P	14,258	343,000	1/17/47	300 bp	(30,303)
	CMBX NA BBB- Index	BBB-/P	14,817	489,000	1/17/47	300 bp	(48,712)
	CMBX NA BBB- Index	BBB-/P	94,737	683,000	1/17/47	300 bp	6,004
	CMBX NA BBB- Index	BBB-/P	147,657	1,112,000	1/17/47	300 bp	2,911
	CMBX NA BBB- Index	BBB-/P	67,881	1,643,000	1/17/47	300 bp	(145,572)
	CMBX NA BBB- Index	BBB-/P	17,722	2,301,000	1/17/47	300 bp	(281,216)
	CMBX NA BBB- Index	BBB-/P	34,808	4,521,000	1/17/47	300 bp	(552,545)
	JPMorgan Securities LLC
	CMBX NA BBB- Index	—	(3,562)	662,000	5/11/63	(300 bp)	55,632
	CMBX NA BBB- Index	—	(15,643)	652,000	5/11/63	(300 bp)	42,656
	CMBX NA BBB- Index	—	(8,400)	326,000	5/11/63	(300 bp)	20,750
	CMBX NA BBB- Index	BBB-/P	18,037	326,000	1/17/47	300 bp	(24,316)
	CMBX NA BBB- Index	BBB-/P	34,388	652,000	1/17/47	300 bp	(50,318)
	CMBX NA BBB- Index	BBB-/P	17,306	662,000	1/17/47	300 bp	(68,699)
	CMBX NA BBB- Index	BBB-/P	147,023	1,112,000	1/17/47	300 bp	2,278

	Total		$4,936,249	$(8,684,574)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at January 31, 2016. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F."

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 1/31/16 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
			received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	NA HY Series 25 Index	B+/P	$(27,219)	$4,517,000	12/20/20	500 bp	$(37,307)

	Total		$(27,219)	$(37,307)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at January 31, 2016. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F."

Key to holding's currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
bp	Basis Points
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PJSC	Public Joint Stock Company
PO	Principal Only
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2015 through January 31, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,162,809,142.
(CLN)	The value of the commodity linked notes, which are marked to market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note's value relative to the change in the underlying index.
(b)	The aggregate identified cost on a tax basis is $1,412,046,133, resulting in gross unrealized appreciation and depreciation of $29,836,585 and $48,146,247, respectively, or net unrealized depreciation of $18,309,662.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Money Market Liquidity Fund*	$110,035,724	$96,980,959	$59,376,801	$74,803	$147,639,882
	Putnam Short Term Investment Fund*	223,132,504	97,448,459	75,926,171	168,487	244,654,792
	Totals	$333,168,228	$194,429,418	$135,302,972	$243,290	$392,294,674
* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $338,304,371 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on securities owned, to gain exposure to securities and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities,to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $18,625,680 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $18,527,641 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$4,662,026	$2,061,722	$—
Capital goods	21,475,933	—	—
Communication services	17,287,171	4,347,912	—
Consumer cyclicals	39,039,726	5,996,885	—
Consumer staples	34,932,644	3,313,391	—
Energy	15,796,902	791,307	—
Financials	44,554,551	21,372,881	—
Health care	33,614,211	1,572,935	—
Technology	39,161,209	11,623,210	—
Transportation	4,645,784	3,941,881	—
Utilities and power	9,745,469	3,752,859	—
Total common stocks	264,915,626	58,774,983	—
Asset-backed securities	—	—	4,811,000
Commodity linked notes	—	49,550,100	—
Corporate bonds and notes	—	58,415,481	—
Foreign government and agency bonds and notes	—	14,232,578	—
Investment companies	54,087,786	—	—
Mortgage-backed securities	—	109,781,561	14,402,404
Purchased options outstanding	—	5,619,890	—
Purchased swap options outstanding	—	444,374	—
Senior loans	—	66,814,082	—
U.S. government and agency mortgage obligations	—	217,324,245	—
Warrants	—	12,276,546	—
Short-term investments	407,974,674	54,311,141	—

Totals by level	$726,978,086	$647,544,981	$19,213,404

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(836,392)	$—
Futures contracts	1,528,232	—	—
Written options outstanding	—	(538,471)	—
Written swap options outstanding	—	(1,086,718)	—
Forward premium swap option contracts	—	(36,490)	—
TBA sale commitments	—	(107,828,167)	—
Interest rate swap contracts	—	6,414,507	—
Total return swap contracts	—	1,988,206	—
Credit default contracts	—	(13,630,911)	—

Totals by level	$1,528,232	$(115,554,436)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers between Level 1 and Level 2 within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
The following is a reconciliation of Level 3 assets as of the close of the reporting period:
Investments in securities:	Balance as of October 31, 2015	Accrued discounts/ premiums	Realized gain/(loss)	Change in net unrealized appreciation/ (depreciation) #	Cost of purchases	Proceeds from sales	Total transfers into Level 3†	Total transfers out of Level 3†	Balance as of January 31, 2016

Asset-backed securities	$4,811,000	$—	$—	$—	$—	$—	$—	$—	$4,811,000
Mortgage-backed securities	$9,382,700	(364,046)	2,880	(73,139)	2,245,601	(228,016)	3,436,424	—	$14,402,404

Totals	$14,193,700	$(364,046)	$2,880	$(73,139)	$2,245,601	$(228,016)	$3,436,424	$—	$19,213,404

† Transfers during the reporting period are accounted for using the end of period market value and did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
# Includes $75,223 related to Level 3 securities still held at period end.
Level 3 securities which are fair valued by Putnam Management, are not material to the fund.

Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$879,256	$14,510,167
Foreign exchange contracts	589,033	1,425,425
Equity contracts	39,919,126	18,199,566
Interest rate contracts	22,714,602	17,824,086

Total	$64,102,017	$51,959,244

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$1,200,000
Purchased TBA commitment option contracts (contract amount)		$8,500,000
Purchased swap option contracts (contract amount)		$174,600,000
Written equity option contracts (contract amount)		$870,000
Written TBA commitment option contracts (contract amount)		$17,000,000
Written swap option contracts (contract amount)		$161,500,000
Futures contracts (number of contracts)		3,000
Forward currency contracts (contract amount)		$207,500,000
Centrally cleared interest rate swap contracts (notional)		$1,283,800,000
OTC total return swap contracts (notional)		$1,285,300,000
OTC credit default contracts (notional)		$115,800,000
Centrally cleared credit default contracts (notional)		$57,600,000
Warrants (number of warrants)		3,100,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Centrally cleared interest rate swap contracts§	$—	$—	$3,772,777	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$ 3,772,777
	OTC Total return swap contracts*#	4,371,139	165,143	—	2,726,939	26,559	608,286	3,578,961	—	5,926,565	—	—	—	—	—	—	17,403,592
	OTC Credit default contracts*#	—	—	—	—	419,375	—	313,238	—	—	146,643	—	—	—	—	—	879,256
	Centrally cleared credit default contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	402,776	—	—	—	—	402,776
	Forward currency contracts#	22,087	57,911	—	35,398	114,657	—	90,038	48,425	84,058	—	—	16,443	18,821	84,934	16,261	589,033
	Forward premium swap option contracts#	—	—	—	—	—	—	—	—	60,423	—	—	—	—	—	—	60,423
	Purchased swap options#	—	127,679	—	56,637	8,323	—	251,735	—	—	—	—	—	—	—	—	444,374
	Purchased options#	—	—	—	2,444,252	—	—	—	—	3,175,638	—	—	—	—	—	—	5,619,890

	Total Assets	$4,393,226	$350,733	$3,772,777	$5,263,226	$568,914	$608,286	$4,233,972	$48,425	$9,246,684	$146,643	$402,776	$16,443	$18,821	$84,934	$16,261	$29,172,121

	Liabilities:
	Centrally cleared interest rate swap contracts§	—	—	2,184,747	—	—	—		—	—	—	—	—	—	—	—	2,184,747
	OTC Total return swap contracts*#	8,256,123	136,412	—	3,145,929	236,449	49,026	1,073,633	—	67,578	—	—	—	—	2,450,236	—	15,415,386
	OTC Credit default contracts*#	72,337	202,076	—	—	10,636,595	—	3,231,262	—	—	357,809	—	—	—	—	—	14,500,079
	Centrally cleared credit default contracts§	—	—	16,408	—	—	—	—	—	—	—	—	—	—	—	—	16,408
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	1,403,458	—	—	—	—	1,403,458
	Forward currency contracts#	113,121	354,084	—	160,563	144,922	46,845	30,318	25,019	98,616	—	—	229,972	12,752	148,251	60,962	1,425,425
	Forward premium swap option contracts#	—	—	—	—	—	—	—	—	96,913	—	—	—	—	—	—	96,913
	Written swap options#	—	136,067	—	72,733	10,945	—	185,550	—	681,423	—	—	—	—	—	—	1,086,718
	Written options#	369,682	—	—	3,637	—	—	—	—	165,152	—	—	—	—	—	—	538,471

	Total Liabilities	$8,811,263	$828,639	$2,201,155	$3,382,862	$11,028,911	$95,871	$4,520,763	$25,019	$1,109,682	$357,809	$1,403,458	$229,972	$12,752	$2,598,487	$60,962	$36,667,605

	Total Financial and Derivative Net Assets	$(4,418,037)	$(477,906)	$1,571,622	$1,880,364	$(10,459,997)	$512,415	$(286,791)	$23,406	$8,137,002	$(211,166)	$(1,000,682)	$(213,529)	$6,069	$(2,513,553)	$(44,701)	$(7,495,484)
	Total collateral received (pledged)##†	$(3,037,662)	$(477,906)	$—	$1,880,364	$(10,459,997)	$(419,766)	$(286,791)	$—	$8,137,002	$—	$—	$(169,983)	$—	$(166,883)	$—
	Net amount	$(1,380,375)	$—	$1,571,622	$—	$—	$932,181	$—	$23,406	$—	$(211,166)	$(1,000,682)	$(43,546)	$6,069	$(2,346,670)	$(44,701)

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 25, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: March 25, 2016